UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — 50.7%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$980,026

British Pound — 2.0%
United Kingdom Treasury
GBP	1,300,000	8.750	08/25/17	3,425,768
	7,240,000	8.000	06/07/21	19,277,719
	1,150,000	4.750	12/07/30	2,376,979
	3,580,000	4.250	06/07/32	6,954,560

				32,035,026

Canadian Dollar — 1.3%
Government of Canada
CAD	3,900,000	4.500	06/01/15	4,066,092
	10,450,000	5.750	06/01/29	12,633,879
Quebec Province of Canada
	$3,350,000	5.125	11/14/16	3,578,175

				20,278,146

Danish Krone — 0.5%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	4,138,477
	16,000,000	4.000	11/15/15	3,202,528

				7,341,005

Euro — 30.9%
Federal Republic of Germany
EUR	23,050,000	3.500	04/08/11	34,282,125
	20,000,000	3.750	01/04/15	29,737,553
	64,000,000	4.000	07/04/16	95,996,527
	4,750,000	6.250	01/04/24	8,637,384
	6,260,000	4.750	07/04/28	9,709,254
	10,100,000	5.500	01/04/31	17,224,767
	50,000	4.000	01/04/37	68,990
Government of France
	27,000,000	4.000	04/25/09	40,316,697
	4,200,000	3.500	04/25/15	6,113,072
	5,500,000	3.750	04/25/21	7,768,739
	5,300,000	5.500	04/25/29	8,942,057
Kingdom of Belgium
	17,500,000	5.000	09/28/12	27,425,550
Kingdom of Spain
	2,950,000	4.200	07/30/13	4,486,723
	10,000,000	4.400	01/31/15	15,311,813
Kingdom of The Netherlands
	19,900,000	3.750	07/15/09	29,627,829
	29,800,000	4.250	07/15/13	45,537,494
Republic of Austria
	13,650,000	3.500	07/15/15	19,805,590
Republic of Italy
	20,000,000	3.000	02/01/09	29,546,958
	13,100,000	5.500	11/01/10	20,423,061
	24,820,000	4.000	04/15/12	37,259,280

				488,221,463

Japanese Yen — 15.2%
Government of Japan
JPY	4,475,000,000	0.900	12/22/08	42,196,710
	3,675,000,000	0.800	09/20/09	34,697,709
	5,200,000,000	0.800	12/20/10	49,214,165

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
Government of Japan
	1,000,000,000	1.300%	06/20/12	$9,588,011
	3,000,000,000	1.500	06/20/12	29,005,680
	1,102,000,000	1.700	09/20/16	10,727,736
	400,000,000	1.900	06/20/25	3,716,530
	1,325,000,000	2.000	12/20/25	12,437,694
	430,000,000	2.100	12/20/26	4,059,245
	350,000,000	2.100	12/20/27	3,295,496
	785,000,000	2.500	09/20/34	7,604,989
Government of Japan CPI Linked Bond
	85,170,000	0.800	12/10/15	792,314
	109,218,000	0.800	03/10/16	1,012,946
	171,530,000	1.000	06/10/16	1,607,796
	725,892,000	1.100	09/10/16	6,864,729
	2,449,890,000	1.100	12/10/16	23,131,643

				239,953,393

Polish Zloty — 0.4%
Government of Poland
PLN	16,000,000	4.750	04/25/12	6,357,669

Swedish Krona — 0.3%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	2,007,214
	20,000,000	4.500	08/12/15	3,269,758

				5,276,972

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$800,443,700

Corporate Bonds — 7.1%
Banks — 2.5%
Banca Popolare di Bergamo Capital Trust(a)
EUR	1,180,000	8.364%	12/29/49	$1,843,231
Bancaja Emisiones SA Unipersonal(a)
	500,000	4.625	12/29/49	566,991
Banco Popolare Scarl(a)
	1,850,000	6.156	06/29/49	2,411,133
Bank of America Corp.(a)
	$1,550,000	8.000	01/30/49	1,610,063
BayernLB Capital Trust I(a)
	3,250,000	6.203	03/29/49	2,788,208
Caja de Ahorros de Valencia Castellon y Alicante(a)
EUR	2,100,000	4.375	03/29/49	2,381,364
Citicorp
DEM	4,500,000	6.250	09/19/09	3,508,179
Deutsche Postbank Funding Trust IV(a)
EUR	950,000	5.983	06/29/49	1,262,219
Dexia Funding Luxembourg(a)
	2,155,000	4.892	11/30/49	2,760,682
Instituto de Credito Oficial MTN
	$2,100,000	4.625	10/26/10	2,195,783
Landwirtschaftliche Rentenbank
	8,940,000	5.000	11/08/16	9,588,762
Nordea Bank Finland PLC
	1,010,000	6.500	04/01/09	1,038,733

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
OTP Bank PLC
EUR	1,300,000	5.270%	09/19/16	$1,731,701
RBS Capital Trust I(a)
	$860,000	4.709	12/29/49	778,167
Resona Bank Ltd. MTN(a)
EUR	1,180,000	3.750	04/15/15	1,688,913
Resona Preferred Global Securities Ltd.(a)(b)
	$2,500,000	7.191	07/30/49	2,480,015
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	760,000	4.625	11/21/13	809,037
Washington Mutual Bank
GBP	500,000	5.500	06/10/19	659,005

				40,102,186

Brokerage — 1.1%
Bear Stearns & Co., Inc.
	$2,410,000	5.850	07/19/10	2,425,388
	200,000	7.250	02/01/18	200,274
Lehman Brothers Holdings, Inc.
EUR	3,100,000	5.375	10/17/12	4,482,252
	$4,500,000	6.200	09/26/14	4,643,961
Merrill Lynch & Co., Inc.
	1,700,000	6.400	08/28/17	1,725,460
Morgan Stanley
EUR	2,950,000	5.500	10/02/17	4,226,854

				17,704,189

Capital Goods(b) — 0.0%
Bombardier, Inc.
	$250,000	6.300	05/01/14	246,250
	360,000	7.450	05/01/34	354,600

				600,850

Communications — 0.8%
AMFM, Inc.
	900,000	8.000	11/01/08	932,840
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	74,636
British Telecommunications PLC
EUR	1,450,000	5.250	01/22/13	2,156,705
Comcast Cable Communications Holdings, Inc.
	$170,000	9.455	11/15/22	212,410
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,855,133
Deutsche Telekom International Finance BV
	230,000	8.250	06/15/30	283,752
Koninklijke (Royal) KPN NV
EUR	2,700,000	4.750	05/29/14	3,855,893
Telecom Italia Finance SA
	399,000	7.750	01/24/33	629,799
Time Warner Cable, Inc.
	$2,600,000	6.550	05/01/37	2,575,591

				12,576,759

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Noncyclical — 0.3%
Casino Guichard-Perrachon SA
EUR	1,750,000	4.875%	04/10/14	$2,486,467
Imperial Tobacco Overseas BV
	$1,410,000	7.125	04/01/09	1,466,617

				3,953,084

Energy — 0.1%
Canadian Natural Resources Ltd
	1,100,000	6.750	02/01/39	1,119,887

Financial Companies — 0.8%
American Express Centurion
	3,250,000	5.200	11/26/10	3,350,710
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,215,610
Countrywide Home Loans, Inc.
	1,766,000	6.250	04/15/09	1,651,210
	950,000	5.625	07/15/09	872,725
International Lease Finance Corp.
	1,000,000	4.950	02/01/11	999,410
PHH Corp.
	1,233,000	6.000	03/01/08	1,234,943

				12,324,608

Insurance — 1.4%
American International Group, Inc.(a)
EUR	4,650,000	4.875	03/15/67	5,817,078
AXA SA(a)
	2,280,000	5.777	07/29/49	3,152,383
	2,500,000	6.211	10/31/49	3,419,780
CNA Financial Corp.
	$420,000	6.600	12/15/08	427,569
Endurance Specialty Holdings Ltd.
	20,000	7.000	07/15/34	18,728
Resolution PLC(a)
GBP	1,950,000	6.586	04/25/49	3,163,056
SL Finance PLC(a)
EUR	650,000	5.314	01/06/49	893,341
GBP	1,400,000	6.546	01/06/49	2,549,131
ZFS Finance USA Trust IV(a)(b)
	$1,050,000	5.875	05/09/32	990,093
ZFS Finance USA Trust V(a)(b)
	1,900,000	6.500	05/09/37	1,793,870

				22,225,029

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	810,000	4.750	10/28/13	855,163

TOTAL CORPORATE BONDS				$111,461,755

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Debt Obligation — 0.6%
Supranational — 0.6%
European Investment Bank
EUR	6,750,000	4.250%	10/15/14	$10,185,899

Asset-Backed Securities — 0.6%
Home Equity — 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$5,390,783	4.376%	10/25/37	$5,242,536
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	4.626	10/25/37	1,472,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	4.826	10/25/37	2,523,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	312,862	7.000	09/25/37	309,342
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	309,462	7.000	09/25/37	305,981

				9,852,859

TOTAL ASSET-BACKED SECURITIES				$9,852,859

Mortgage-Backed Obligations — 29.4%
Collateralized Mortgage Obligations(a) — 5.7%
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
	$7,554,637	6.269%	09/25/47	$7,645,245
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
	845,931	4.855	04/20/35	816,005
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
	2,009,947	4.900	08/20/35	1,866,921
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
	1,770,428	4.398	06/25/34	1,726,395
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	4,450,000	6.254	12/20/54	8,529,004
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$12,119,253	6.022	08/19/36	11,425,021
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1
	11,491,916	4.154	07/19/47	10,806,510
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	546,593	5.376	08/25/35	514,683
Luminent Mortgage Trust Series 2006-5, Class A1A
	2,083,290	3.566	07/25/36	1,891,951
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1
	9,312,841	5.665	06/25/37	8,620,278
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
	14,799,119	6.493	11/25/37	14,806,518
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	2,351,062	5.662	01/25/46	2,253,136
Sequoia Mortgage Trust Series 2004-10, Class A3A
	489,624	4.084	11/20/34	471,744
Structured Adjustable Rate Mortgage Loan Series 2004-05, Class 3A1
	1,251,387	4.380	05/25/34	1,231,842

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Structured Adjustable Rate Mortgage Loan Series 2004-16, Class 3A1
$1,183,765	5.450%	11/25/34	$1,129,865
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
242,662	5.250	09/25/34	235,509
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
7,948,142	6.162	08/25/47	7,767,152
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR07, Class 2A
4,986,238	5.642	07/25/46	4,739,358
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
1,568,132	5.582	09/25/46	1,480,556
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
2,379,791	5.362	02/25/47	2,187,324

			90,145,017

Commercial Mortgage-Backed Securities — 0.8%
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class A4
13,000,000	5.700	06/11/50	13,098,930

Federal Agencies — 22.5%
Adjustable Rate FHLMC(a) — 1.1%
16,958,303	6.125	09/01/37	17,429,676

Adjustable Rate FNMA(a) — 4.1%
24,529,305	5.817	07/01/37	25,244,530
10,151,031	5.857	09/01/37	10,441,421
17,927,499	6.575	09/01/37	18,305,075
10,598,424	5.993	10/01/37	10,918,019

			64,909,045

FHLMC — 0.3%
3,896,060	7.000	11/01/37	4,101,959

FNMA — 17.0%
6,736,219	6.500	09/01/36	6,993,666
68,467	7.000	09/01/36	72,084
47,912,780	6.500	10/01/36	49,725,937
4,789,324	6.500	11/01/36	4,972,364
1,103,830	7.000	03/01/37	1,162,143
699,454	7.000	04/01/37	736,404
68,265,625	7.000	07/01/37	71,839,136
161,872	7.000	08/01/37	169,867
33,131	7.000	09/01/37	34,585
13,937,614	6.500	10/01/37	14,469,497
565,900	7.000	10/01/37	590,736
16,696,771	7.500	10/01/37	17,550,465
27,775,665	6.500	11/01/37	28,838,951
12,557,329	7.500	11/01/37	13,364,726
4,759,948	8.000	11/01/37	5,066,555
28,750,490	7.000	12/01/37	30,012,290

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$22,000,000	7.000%	TBA-15yr(c)	$23,155,000

			268,754,406

TOTAL FEDERAL AGENCIES			355,195,086

Home Equity(a) — 0.4%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
60,176	3.746	10/25/34	59,231
Countrywide Alternative Loan Trust Series 2005-38, Class A1
376,906	6.162	09/25/35	350,014
Countrywide Alternative Loan Trust Series 2005-82, Class A1
4,444,737	3.646	02/25/36	4,255,387
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
1,587,511	4.144	03/20/46	1,492,928

			6,157,560

TOTAL MORTGAGE-BACKED OBLIGATIONS			$464,596,593

U.S. Treasury Obligations — 7.4%
Sovereign — 7.4%
United States Treasury Bonds
$19,500,000	7.500%	11/15/24	$27,051,766
26,160,000	5.250	11/15/28	29,273,825
United States Treasury Notes
18,000,000	4.250	09/30/12	19,150,308
35,110,000	4.250	08/15/15	37,134,442
3,600,000	4.250	11/15/17	3,780,562

			116,390,903

TOTAL U.S. TREASURY OBLIGATIONS			$116,390,903

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock — 0.1%
BCI US Funding Trust II
870,000	6.173%	07/15/08	$1,267,560

		Exercise	Expiration
Contracts*		Rate	Date	Value
Option Purchased — 0.0%
Cross Currency Option
Call SKK	158,762,500
Put EUR	4,885,000	32.500	10/15/08	$44,926

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligations — 2.5%
Time Deposits — 2.5%
ABN Amro
$5,151,583	3.060%	02/01/08	$5,151,583
Rabobank
34,627,284	3.100	02/01/08	34,627,284

TOTAL SHORT-TERM OBLIGATIONS			$39,778,867

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,554,023,062

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 7.6%
State Street Navigator Securities Lending Prime Portfolio
119,785,136	3.920%	$119,785,136

TOTAL INVESTMENTS — 106.0%		$1,673,808,198

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(94,391,872)

NET ASSETS — 100.0%		$1,579,416,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description

$	= U.S. Dollar
AUD	= Australian Dollar
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro
GBP	= British Pound
JPY	= Japanese Yen
PLN	= Polish Zloty
SEK	= Swedish Krona
SKK	= Slovakian Koruna

(a) Variable rate security. Interest/dividend rate disclosed is that which is in effect at January 31, 2008.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,102,364, which represents approximately 1.0% of net assets as of January 31, 2008.
(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $23,155,000 which represents approximately 1.5% of net assets as of January 31, 2008.
(d) All or a portion of security is on loan.

Investment Abbreviations:
CPI	— Consumer Price Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	03/19/08	$12,263,150	$12,421,658	$158,508
Australian Dollar	Sale	04/16/08	2,469,228	2,456,726	12,502
Brazilian Real	Purchase	02/26/08	2,252,758	2,280,468	27,710
Brazilian Real	Purchase	03/03/08	4,477,784	4,541,948	64,164
Brazilian Real	Purchase	03/04/08	4,064,000	4,105,703	41,703
Brazilian Real	Purchase	03/06/08	2,195,000	2,265,762	70,762
Brazilian Real	Purchase	04/23/08	2,040,000	2,089,175	49,175
British Pound	Sale	02/20/08	49,881,146	47,985,000	1,896,146
British Pound	Purchase	03/19/08	100,128,000	101,043,762	915,762
British Pound	Sale	03/19/08	95,853,498	92,744,100	3,109,398
Canadian Dollar	Sale	03/19/08	14,169,000	13,922,993	246,007
Euro	Purchase	02/26/08	6,431,303	6,468,348	37,046
Euro	Purchase	03/19/08	228,210,550	229,846,239	1,635,690
Euro	Sale	03/19/08	14,335,000	14,281,032	53,968
Hungarian Forint	Purchase	03/19/08	2,899,057	2,913,628	14,571
Indian Rupee	Purchase	03/10/08	3,977,922	3,979,937	2,015
Indian Rupee	Purchase	03/12/08	4,706,850	4,712,036	5,186
Indian Rupee	Sale	03/12/08	23,353	23,270	83
Indonesian Rupiah	Purchase	02/19/08	1,908,997	1,914,701	5,704
Japanese Yen	Purchase	02/21/08	7,111,633	7,118,437	6,804
Japanese Yen	Purchase	03/19/08	111,357,074	113,488,436	2,131,362
Japanese Yen	Sale	03/19/08	28,472,000	28,377,143	94,857
Malaysian Ringgit	Purchase	02/06/08	1,858,000	1,910,085	52,085
Malaysian Ringgit	Purchase	02/15/08	1,405,954	1,435,565	29,611
Malaysian Ringgit	Purchase	03/04/08	4,479,523	4,620,650	141,127
Malaysian Ringgit	Purchase	03/06/08	1,520,000	1,561,708	41,708
Malaysian Ringgit	Purchase	03/12/08	3,243,960	3,305,646	61,686
Malaysian Ringgit	Purchase	03/13/08	965,439	980,946	15,507
Malaysian Ringgit	Purchase	03/19/08	611,560	624,955	13,395
Mexican Peso	Purchase	03/19/08	4,104,000	4,117,388	13,388
Mexican Peso	Sale	03/19/08	3,877,445	3,875,022	2,423
Peruvian Nouveau Sol	Purchase	05/21/08	2,456,000	2,520,503	64,503
Philippine Peso	Purchase	02/28/08	1,586,521	1,689,134	102,613
Philippine Peso	Purchase	02/29/08	1,587,622	1,688,906	101,284
Russian Ruble	Purchase	03/03/08	9,029,696	9,034,032	4,336
Russian Ruble	Purchase	03/05/08	2,496,732	2,503,474	6,742
Russian Ruble	Purchase	03/06/08	1,637,706	1,640,339	2,633
Russian Ruble	Purchase	03/07/08	1,966,825	1,976,099	9,274
Russian Ruble	Purchase	03/28/08	3,315,282	3,321,670	6,388
Russian Ruble	Purchase	04/04/08	6,630,369	6,641,798	11,429
Russian Ruble	Purchase	04/11/08	6,630,259	6,640,488	10,229
Singapore Dollar	Purchase	03/19/08	13,135,753	13,325,117	189,364
South African Rand	Sale	03/19/08	14,964,335	14,157,836	806,499
South Korean Won	Sale	02/15/08	874,991	869,340	5,651
South Korean Won	Purchase	03/10/08	1,120,912	1,121,406	494
South Korean Won	Sale	03/10/08	4,064,000	4,025,011	38,989
South Korean Won	Sale	03/11/08	822,849	794,402	28,447
South Korean Won	Sale	03/12/08	3,051,348	2,952,230	99,118
South Korean Won	Purchase	03/12/08	2,044,000	2,047,893	3,893
South Korean Won	Purchase	03/17/08	2,044,000	2,047,929	3,929
South Korean Won	Sale	03/17/08	2,716,500	2,694,603	21,897
South Korean Won	Sale	03/19/08	1,918,000	1,887,565	30,435
South Korean Won	Sale	03/21/08	1,947,755	1,928,489	19,266
Swedish Krona	Sale	03/19/08	27,645,000	27,519,371	125,629
Swedish Krona	Purchase	03/19/08	13,423,000	13,442,624	19,624
Swiss Franc	Purchase	03/19/08	85,599,000	87,224,246	1,625,246
Taiwan Dollar	Purchase	03/04/08	880,756	886,414	5,658

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Taiwan Dollar	Purchase	03/06/08	$1,409,912	$1,418,856	$8,944
Taiwan Dollar	Purchase	03/11/08	3,369,024	3,377,583	8,559
Taiwan Dollar	Purchase	03/12/08	1,180,314	1,182,737	2,423
Turkish Lira	Purchase	02/04/08	4,158,470	4,281,918	123,448
Turkish Lira	Purchase	03/19/08	10,205,000	10,333,200	128,200
Turkish Lira	Sale	03/19/08	6,082,789	6,070,871	11,918
Yuan Renminbi	Purchase	02/15/08	2,583,160	2,609,995	26,835
Yuan Renminbi	Purchase	02/20/08	2,587,445	2,614,369	26,924
Yuan Renminbi	Purchase	03/20/08	6,279,279	6,381,795	102,516

TOTAL					$14,733,390

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Argentine Peso	Purchase	05/23/08	$1,524,000	$1,490,272	$(33,728)
Argentine Peso	Sale	05/23/08	1,490,000	1,522,003	(32,003)
Argentine Peso	Purchase	05/30/08	274,000	267,711	(6,289)
Argentine Peso	Purchase	06/03/08	659,000	641,803	(17,197)
Argentine Peso	Sale	06/03/08	717,000	725,921	(8,921)
Australian Dollar	Purchase	03/19/08	14,323,000	14,261,546	(61,454)
Australian Dollar	Sale	03/19/08	18,041,967	18,732,168	(690,201)
Brazilian Real	Sale	02/26/08	1,693,610	1,746,225	(52,615)
Brazilian Real	Sale	03/03/08	4,853,281	5,022,646	(169,365)
Brazilian Real	Sale	03/04/08	4,112,000	4,140,223	(28,223)
Brazilian Real	Sale	03/06/08	2,370,939	2,447,293	(76,354)
Brazilian Real	Sale	04/23/08	2,975,865	3,081,109	(105,244)
British Pound	Purchase	02/20/08	1,379,498	1,329,161	(50,337)
British Pound	Purchase	03/19/08	26,538,000	25,733,082	(804,918)
British Pound	Sale	03/19/08	47,733,952	48,218,899	(484,947)
Canadian Dollar	Sale	04/15/08	14,908,695	15,130,611	(221,916)
Chilean Peso	Sale	02/26/08	1,389,976	1,480,017	(90,041)
Chilean Peso	Purchase	03/04/08	774,631	770,815	(3,815)
Chilean Peso	Sale	03/04/08	1,326,870	1,475,752	(148,882)
Danish Kroner	Sale	03/12/08	7,953,333	8,024,872	(71,539)
Euro	Sale	02/26/08	551,592,007	560,106,816	(8,514,809)
Euro	Purchase	03/19/08	15,872,761	15,846,225	(26,536)
Euro	Sale	03/19/08	202,362,688	205,402,523	(3,039,835)
Indian Rupee	Sale	03/10/08	2,031,000	2,043,861	(12,861)
Indian Rupee	Sale	03/12/08	2,044,000	2,047,870	(3,870)
Indonesian Rupiah	Sale	02/19/08	1,905,000	1,914,701	(9,701)
Japanese Yen	Sale	02/21/08	245,496,088	247,046,050	(1,549,962)
Japanese Yen	Purchase	03/19/08	42,840,000	42,734,449	(105,551)
Japanese Yen	Sale	03/19/08	97,107,000	99,855,771	(2,748,771)
Norwegian Krone	Sale	03/19/08	27,769,000	28,232,874	(463,874)
Philippine Peso	Sale	02/13/08	436,000	459,301	(23,301)
Philippine Peso	Sale	02/28/08	2,123,000	2,157,432	(34,432)
Philippine Peso	Sale	02/29/08	2,584,000	2,636,809	(52,809)
Philippine Peso	Purchase	04/16/08	4,983,994	4,952,361	(31,633)
Philippine Peso	Sale	04/16/08	2,044,000	2,066,609	(22,609)
Polish Zloty	Sale	02/06/08	6,350,754	6,548,912	(198,158)
Russian Ruble	Purchase	03/03/08	2,427,163	2,422,159	(5,004)
Russian Ruble	Sale	03/03/08	8,176,000	8,247,685	(71,685)
Russian Ruble	Purchase	03/11/08	6,773,176	6,767,887	(5,289)
Russian Ruble	Sale	03/11/08	4,088,000	4,135,271	(47,271)
South Korean Won	Purchase	02/27/08	1,266,582	1,232,665	(33,917)
South Korean Won	Sale	02/27/08	313,916	315,710	(1,794)
South Korean Won	Purchase	03/10/08	3,342,376	3,339,909	(2,467)
South Korean Won	Purchase	03/11/08	588,241	580,969	(7,272)
South Korean Won	Purchase	03/12/08	497,478	494,684	(2,794)
Swedish Krona	Sale	03/19/08	27,727,000	28,246,706	(519,706)
Swedish Krona	Sale	03/20/08	7,144,486	7,174,736	(30,250)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008(Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Swiss Franc	Sale	03/19/08	$56,969,000	$57,785,774	$(816,774)
Taiwan Dollar	Purchase	02/04/08	2,257,000	2,245,084	(11,916)
Taiwan Dollar	Sale	02/04/08	2,236,115	2,245,084	(8,969)
Taiwan Dollar	Sale	02/05/08	3,005,274	3,015,618	(10,344)
Taiwan Dollar	Purchase	02/05/08	3,027,636	3,015,618	(12,018)
Taiwan Dollar	Purchase	02/12/08	1,500,000	1,495,600	(4,400)
Taiwan Dollar	Purchase	03/04/08	2,257,000	2,240,435	(16,565)
Taiwan Dollar	Sale	03/04/08	180,746	181,513	(767)
Taiwan Dollar	Purchase	03/06/08	3,000,000	2,983,996	(16,004)
Taiwan Dollar	Purchase	03/11/08	4,492,307	4,464,889	(27,418)
Taiwan Dollar	Purchase	03/12/08	1,684,693	1,674,455	(10,238)
Turkish Lira	Sale	02/04/08	6,190,025	6,274,181	(84,156)
Turkish Lira	Purchase	03/19/08	5,675,665	5,635,291	(40,374)
Turkish Lira	Sale	03/19/08	10,026,590	10,197,439	(170,849)
Yuan Renminbi	Sale	02/15/08	2,988,000	3,031,540	(43,540)

TOTAL					$(21,998,482)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Gain (Purchase/Sale)	Date	Current Value	Current Value	Gain

Czech Koruna/Euro	03/19/08	$2,543,099	$2,513,444	$29,655
Euro/Hungarian Forint	03/19/08	6,047,904	5,970,791	77,113
Euro/Slovakian Koruna	03/19/08	2,177,998	2,165,003	12,995
Norwegian Krone/Euro	03/19/08	12,900,334	12,818,100	82,234
Polish Zloty/Euro	03/19/08	8,333,481	8,156,772	176,709

TOTAL				$378,706

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts with Unrealized Loss (Purchase/Sale)	Date	Current Value	Current Value	Loss

Euro/Polish Zloty	03/19/08	$9,659,112	$9,772,687	$(113,575)
Swedish Krona/Euro	03/19/08	26,108,538	26,461,634	(353,096)
Slovakian Koruna/Euro	03/19/08	2,318,403	2,322,575	(4,172)
South African Rand/Australian Dollar	03/19/08	7,036,059	7,947,748	(911,689)

TOTAL				$(1,382,532)

FORWARD SALES CONTRACT — At January 31, 2008, the Fund had the following Forward Sales Contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA	6.500%	TBA-30yr	03/12/08	$12,000,000	$12,425,313

FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Australia 10 Year Treasury Bond	98	March 2008	$8,213,792	$112,101
3 Month Euro Dollar	(69)	March 2008	(16,748,888)	(192,200)
3 Month Euro Euribor	120	March 2008	42,516,910	102,161
2 Year Euro-Schatz	(55)	March 2008	(8,510,563)	(35,831)
5 Year Euro-Bobl	(784)	March 2008	(128,366,008)	(462,635)
10 Year Euro-Bund	(1,444)	March 2008	(249,481,633)	(3,752,077)
Japan 10 Year Treasury Bond	25	March 2008	32,388,882	364,448
U.K. Life Long Gilt	145	March 2008	31,872,904	21,452
U.S. Treasury Bonds	(952)	March 2008	(113,585,504)	(1,872,641)
2 Year U.S. Treasury Notes	(401)	March 2008	(85,500,719)	(810,469)
5 Year U.S. Treasury Notes	3,308	March 2008	373,804,000	3,268,558
10 Year U.S. Treasury Notes	(83)	March 2008	(9,687,656)	(35,657)

TOTAL				$(3,292,790)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Barclays Bank PLC	USD	93,750	(a)	06/18/10	4.250%	3 month LIBOR	$544,002	$1,865,675
	EUR	42,000	(a)	06/18/13	4.250	6 month EURO	387,034	201,055
		189,080	(a)	06/18/13	6 month EURO	4.250%	877,871	(3,525,394)
	GBP	22,210	(a)	06/18/13	6 month BP	5.250	(709,315)	74,105
	SEK	161,700	(a)	06/18/13	3 month STIB	4.750	(233,018)	(204,389)
	USD	536,126	(a)	06/18/13	4.500	3 month LIBOR	3,184,246	17,139,127
		91,660	(a)	06/18/13	3 month LIBOR	4.500	(894,038)	(2,580,593)
		29,700	(a)	06/18/15	3 month LIBOR	5.000	(425,455)	(1,361,498)
	GBP	9,000	(a)	06/18/18	6 month BP	5.250	(259,537)	(154,140)
	SEK	160,100	(a)	06/18/18	3 month STIB	4.750	121,700	(451,309)
	USD	11,620	(a)	06/18/18	5.000	3 month LIBOR	49,226	564,563
		26,220	(a)	12/20/27	3 month LIBOR	6.000	(304,145)	(270,455)
		210,545	(a)	12/20/27	6.000	3 month LIBOR	1,767,415	2,846,582
		17,470	(a)	06/18/28	5.250	3 month LIBOR	698,001	317,766
		26,000	(a)	06/18/28	3 month LIBOR	5.250	(1,424,099)	(87,632)
	EUR	13,470	(a)	06/18/38	4.750	6 month EURO	181,896	—
	GBP	7,020	(a)	06/18/38	4.750	6 month BP	68,515	158,190
	USD	16,310	(a)	06/18/38	3 month LIBOR	5.250	(1,064,160)	—
Citibank NA		10,000	(a)	09/21/11	5.600	3 month LIBOR	14,324	908,303
	GBP	28,740	(a)	06/18/13	5.250	6 month BP	154,764	667,206
	JPY	1,091,000	(a)	06/18/13	1.250	6 month JYOR	4,324	53,156
		17,585,000	(a)	06/18/13	6 month JYOR	1.250	(1,112,508)	186,026
	USD	88,439	(a)	06/18/13	4.500	3 month LIBOR	1,475,441	1,877,090

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008(Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Citibank NA	EUR	47,900	(a)	06/18/15	4.500%	6 month EURO	$266,366	$1,056,227
		67,900	(a)	06/18/18	4.500	6 month EURO	(585,908)	1,526,673
	USD	91,870	(a)	06/18/23	3 month LIBOR	5.250%	(1,673,808)	(4,104,324)
		36,945	(a)	12/20/27	6.000	3 month LIBOR	379,646	429,987
		153,010	(a)	12/20/27	3 month LIBOR	6.000	(2,283,383)	(1,069,763)
		16,000	(a)	06/18/28	3 month LIBOR	5.250	(168,313)	(761,983)
Credit Suisse	EUR	5,960	(a)	06/18/13	6 month EURO	4.250	23,335	(106,788)
International (London)
	GBP	6,020	(a)	06/18/13	5.250	6 month BP	166,978	5,196
		1,950	(a)	06/18/13	6 month BP	5.250	(40,162)	(15,608)
	SEK	65,200	(a)	06/18/13	3 month STIB	4.750	(143,296)	(45,988)
		345,100	(a)	06/18/13	4.750	3 month STIB	4,418	971,635
	USD	10,730	(a)	06/18/13	3 month LIBOR	5.250	(648,810)	(27,070)
		100,177	(a)	06/18/13	4.500	3 month LIBOR	702,588	3,094,904
		215,700	(a)	06/18/13	3 month LIBOR	4.500	(6,908,851)	(1,267,869)
	EUR	61,670	(a)	06/18/18	4.500	6 month EURO	(80,150)	934,596
	SEK	677,600	(a)	06/18/18	3 month STIB	4.750	768,297	(2,163,321)
	USD	129,190	(a)	12/20/27	3 month LIBOR	6.000	(54,299)	(2,776,836)
	EUR	34,860	(a)	06/18/38	4.750	6 month EURO	173,195	265,297
	USD	16,310	(a)	06/18/38	3 month LIBOR	5.250	(1,023,927)	—
Deutsche Bank AG		69,320		11/22/10	3 month LIBOR	4.170	—	(1,341,786)
Securities, Inc.
	JPY	2,245,000		12/17/10	1.170	6 month JYOR	—	122,712
		2,245,000		12/17/10	1.160	6 month JYOR	—	118,565
		4,387,000		12/17/10	1.181	6 month JYOR	—	248,869
		6,289,000		12/17/10	1.183	6 month JYOR	—	358,278
	AUD	9,630	(a)	06/18/13	7.250	6 month BBSW	(3,044)	5,178
	EUR	38,360	(a)	06/18/13	4.250	6 month EURO	586,130	(49,008)
	JPY	365,000	(a)	06/18/13	1.250	6 month JYOR	13,528	5,702
		726,000	(a)	06/18/13	6 month JYOR	1.250	(31,455)	—

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	USD	12,190	(a)	06/18/13	4.500%	3 month LIBOR	$223,867	$238,229
Securities, Inc.
		61,130		11/20/15	4.830	3 month LIBOR	—	2,389,658
	JPY	1,063,000		12/17/15	6 month JYOR	1.703%	—	(176,083)
		1,420,000		12/17/15	6 month JYOR	1.641	—	(180,844)
		1,420,000		12/17/15	6 month JYOR	1.670	—	(206,745)
		2,778,000		12/17/15	6 month JYOR	1.699	—	(454,615)
		2,920,000		12/17/15	6 month JYOR	1.691	—	(462,713)
	EUR	61,620	(a)	06/18/18	4.500	6 month EURO	(241,951)	1,095,705
	JPY	1,392,000	(a)	06/18/18	1.750	6 month JYOR	(62,915)	171,198
	USD	13,480	(a)	12/20/27	3 month LIBOR	6.000	(376,510)	81,101
	EUR	11,000	(a)	06/18/38	6 month EURO	4.750	212,460	(361,557)
		17,810	(a)	06/18/38	4.750	6 month EURO	(43,458)	284,859
	USD	21,460	(a)	06/18/38	3 month LIBOR	5.250	(1,364,953)	13,192
		17,000		11/22/38	3 month LIBOR	5.258	—	(906,839)
	JPY	216,000		12/17/38	2.595	6 month JYOR	—	38,640
		285,000		12/17/38	2.570	6 month JYOR	—	36,510
		285,000		12/17/38	2.540	6 month JYOR	—	19,142
		559,000		12/17/38	2.594	6 month JYOR	—	98,523
		588,000		12/17/38	2.585	6 month JYOR	—	93,243
Lehman Brothers		3,846,000		12/17/10	1.188	6 month JYOR	—	222,654
International (Europe)
		2,437,000		12/17/15	6 month JYOR	1.709	—	(413,578)
	USD	21,170	(a)	12/20/27	3 month LIBOR	6.000	(342,987)	(120,944)
	JPY	493,000		12/17/38	2.648	6 month JYOR	—	140,769
Merrill Lynch	CAD	31,890	(a)	06/18/13	3 month CDOR	4.750	(780,579)	(86,812)
Capital Markets
		43,460	(a)	06/18/13	4.750	3 month CDOR	497,325	684,764
	GBP	22,020	(a)	06/18/13	6 month BP	5.250	(727,289)	97,512
	USD	10,800	(a)	06/18/13	4.500	3 month LIBOR	357,615	51,790
	EUR	7,030	(a)	06/18/38	4.750	6 month EURO	(31,743)	127,031

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008(Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
	Notional				Payments	Payments	Upfront Payments
	Amount			Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	the Fund	Gain (Loss)

Morgan Stanley	AUD	11,060	(a)	06/18/13	7.250%	6 month BBSW	$(54,578)	$57,028
Capital Services, Inc.
	CAD	16,600	(a)	06/18/13	3 month CDOR	4.750%	(220,419)	(231,092)
		2,900	(a)	06/18/13	4.750	3 month CDOR	36,495	42,383
	USD	72,120	(a)	06/18/13	4.500	3 month LIBOR	2,767,964	(34,052)
UBS AG (London)	AUD	10,440	(a)	06/18/13	7.250	6 month BBSW	(72,887)	75,200
		52,680	(a)	06/18/13	6 month BBSW	7.250	(46,669)	25,370
	CAD	15,000	(a)	06/18/13	4.750	3 month CDOR	294,160	113,832
	GBP	28,240	(a)	06/18/13	5.250	6 month BP	375,663	432,007
	JPY	4,934,000	(a)	06/18/13	1.250	6 month JYOR	(276,062)	536,014
		810,000	(a)	03/19/15	6 month JYOR	1.500	(22,991)	(76,903)
	USD	21,000	(a)	06/18/15	5.000	3 month LIBOR	446,000	817,502

TOTAL							$(6,912,883)	$17,907,988

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional		Rates		Upfront Payments
		Amount		Received by	Termination	received by the	Unrealized
Swap Counterparty	Referenced Obligation	(000s)		Fund	Date	Fund	Gain (Loss)

Protection Sold:
Barclays Bank PLC	ITRX Europe Index	EUR	196,500	0.450%	12/20/12	$(4,158,107)	$81,829
Deutsche Bank AG	ITRX Europe Index		304,200	0.450	12/20/12	(3,408,297)	(2,916,051)
Lehman Brothers International (Europe)	ITRX Europe Index		34,600	0.450	12/20/12	(617,074)	(116,592)

TOTAL						$(8,183,478)	$(2,950,814)

Investment Abbreviations:
BBSW	— Australian Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
STIB	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At January 31, 2008 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,573,329,938

Gross unrealized gain	106,940,582
Gross unrealized loss	(6,462,322)

Net unrealized security gain	$100,478,260

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — 90.3%
Aerospace — 0.3%
Esterline Technologies Corp. (B+/B1)
	$770,000	7.750%		06/15/13	$781,550
Mecachrome International, Inc. (B-/B3)
EUR	3,500,000	9.000		05/15/14	4,631,068
Moog, Inc. (BB-/Ba3)
	$210,000	6.250		01/15/15	202,125
TransDigm, Inc. (B-/B3)
	4,000,000	7.750		07/15/14	4,000,000
Vought Aircraft Industries, Inc. (CCC/B3)
	2,750,000	8.000		07/15/11	2,550,625

					12,165,368

Agriculture — 0.7%
Land O’ Lakes, Inc. (BB-/Ba2)
	320,000	8.750		11/15/11	326,800
Land O’ Lakes, Inc. (BBB-/Ba1)
	3,150,000	9.000		12/15/10	3,299,625
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	2,750,000	10.500		08/01/11	2,530,000
Pilgrim’s Pride Corp. (B/B1)
	6,000,000	7.625		05/01/15	5,700,000
Pilgrim’s Pride Corp. (B/B2)
	4,750,000	8.375		05/01/17	4,144,375
Smithfield Foods, Inc. (BB/Ba3)
	850,000	7.750		05/15/13	833,000
	4,250,000	7.750		07/01/17	4,016,250
Tereos Europe (BB/Ba3)
EUR	3,750,000	6.375		04/15/14	4,153,466

					25,003,516

Automotive — 2.8%
FCE Bank PLC (B+/B1)
	2,000,000	5.765	(a)	09/30/09	2,676,059
	6,000,000	7.125		01/16/12	7,492,964
	9,750,000	7.125		01/15/13	11,704,969
Ford Motor Co. (CCC+/Caa1)
	$9,000,000	7.450		07/16/31	6,592,500
	1,250,000	8.900		01/15/32	987,500
Ford Motor Credit Co. LLC (B/B1)
	4,735,000	7.875		06/15/10	4,453,230
	2,500,000	9.750		09/15/10	2,425,416
	11,250,000	9.875		08/10/11	10,789,181
	14,000,000	7.250		10/25/11	12,471,064
	5,375,000	7.000		10/01/13	4,458,598
	9,250,000	8.000		12/15/16	7,716,035
General Motors Corp. (B-/Caa1)
EUR	2,250,000	7.250		07/03/13	2,776,411
	$2,000,000	7.125		07/15/13	1,710,000
	2,000,000	7.700		04/15/16	1,670,000
	1,750,000	8.800	(b)	03/01/21	1,456,875
	2,750,000	8.250		07/15/23	2,193,125
EUR	2,375,000	8.375		07/05/33	2,612,874
	$18,540,000	8.375		07/15/33	15,202,800
General Motors Nova Scotia Finance Co. (B-/Caa1)
	750,000	6.850		10/15/08	746,250

					100,135,851

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Automotive — Distributor — 0.1%
Keystone Automotive Operations, Inc. (CCC/Caa2)
	$4,000,000	9.750%		11/01/13	$2,560,000

Automotive Parts — 1.3%
Accuride Corp. (B-/B3)
	3,000,000	8.500		02/01/15	2,355,000
Allison Transmission, Inc. (B-/Caa1)(c)
	4,500,000	11.000		11/01/15	3,825,000
	3,250,000	11.250	(d)	11/01/15	2,632,500
Tenneco Automotive, Inc. (BB/Ba3)
	1,029,000	10.250		07/15/13	1,090,740
Tenneco, Inc. (B/B3)
	3,250,000	8.625		11/15/14	3,160,625
Tenneco, Inc. (B+/B2)(c)
	2,000,000	8.125		11/15/15	1,960,000
The Goodyear Tire & Rubber Co. (B/B2)
	5,000,000	7.857		08/15/11	5,012,500
The Goodyear Tire & Rubber Co. (B/Ba3)
	1,950,000	9.000		07/01/15	2,047,500
The Goodyear Tire & Rubber Co. (B+/Ba3)
	4,000,000	11.250		03/01/11	4,230,000
TRW Automotive, Inc. (BB-/Ba3)
EUR	4,750,000	6.375		03/15/14	5,649,457
	$6,000,000	7.000	(c)	03/15/14	5,550,000
	825,000	7.250	(c)	03/15/17	752,813
United Components, Inc. (CCC+/Caa1)
	5,500,000	9.375		06/15/13	5,142,500
Visteon Corp. (CCC+/Caa2)
	3,500,000	8.250		08/01/10	2,878,750
	2,000,000	7.000		03/10/14	1,345,000

					47,632,385

Building Materials — 3.3%
ACIH, Inc. (CCC+/Caa3)(c)(e)
	6,000,000	11.500		12/15/12	3,000,000
Associated Materials, Inc. (CCC/B3)
	1,250,000	9.750		04/15/12	1,225,000
Associated Materials, Inc. (CCC/Caa2)(e)
	13,000,000	11.250		03/01/14	8,450,000
CPG International, Inc. (B-/B3)
	3,500,000	10.500		07/01/13	3,115,000
Goodman Global Holdings Co., Inc. (B-/B1)(a)
	1,360,000	7.991		06/15/12	1,360,000
Goodman Global Holdings Co., Inc. (B-/B3)
	13,500,000	7.875		12/15/12	14,343,750
Grohe Holding GMBH (B/B2)(a)
EUR	2,500,000	7.451		01/15/14	3,242,863
Grohe Holding GMBH (CCC+/B3)
	23,000,000	8.625		10/01/14	28,039,148
Heating Finance PLC (CCC+/Caa2)
GBP	2,000,000	7.875		03/31/14	1,749,924
Interface, Inc. (B-/B3)
	$2,000,000	9.500		02/01/14	2,065,000
Legrand S.A. (BBB/Baa3)
	5,050,000	8.500		02/15/25	5,769,625

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — (continued)
Masonite Corp.
	$7,000,000	11.000%	04/06/15	$5,191,137
Nortek, Inc. (CCC+/B3)
	25,000,000	8.500	09/01/14	19,500,000
NTK Holdings, Inc. (CCC+/Caa1)(e)
	17,250,000	10.750	03/01/14	9,746,250
Panolam Industries International, Inc. (CCC+/Caa1)
	6,500,000	10.750	10/01/13	5,655,000
PLY Gem Industries, Inc. (CCC+/Caa1)
	7,000,000	9.000	02/15/12	5,250,000
Texas Industries, Inc. (BB-/Ba3)
	1,760,000	7.250	07/15/13	1,685,200
Werner Holdings Co., Inc. (WR)(f)
	3,000,000	10.000	11/15/07	300

				119,388,197

Capital Goods — 2.4%
Altra Industrial Motion, Inc. (B/B2)
	4,000,000	9.000	12/01/11	3,900,000
Baldor Electric Co. (B/B3)
	13,435,000	8.625	02/15/17	13,099,125
Belden, Inc. (BB-/Ba1)
	1,250,000	7.000	03/15/17	1,200,000
Briggs & Stratton Corp. (BB+/Ba1)
	2,500,000	8.875	03/15/11	2,650,000
General Cable Corp. (B+/B1)
	50,000	7.125	04/01/17	47,625
Mueller Water Products, Inc. (B/B3)
	6,250,000	7.375	06/01/17	5,328,125
Nexans SA (BB)
EUR	8,000,000	5.750	05/02/17	8,860,728
RBS Global & Rexnord Corp. (CCC+/B3)
	$17,000,000	9.500	08/01/14	15,406,250
	7,000,000	8.875	09/01/16	6,028,750
RBS Global & Rexnord Corp. (CCC+/Caa1)
	14,500,000	11.750	08/01/16	12,198,125
Sensata Technologies (B-/B3)
	8,910,000	8.000	05/01/14	8,063,550
Terex Corp. (B+/Ba3)
	2,375,000	8.000	11/15/17	2,327,500
Texon International PLC (WR)(f)
DEM	2,250,000	10.000	02/01/10	—
VAC Finanzierung GMBH (B/B3)
EUR	4,000,000	9.250	04/15/16	5,471,053

				84,580,831

Chemicals — 4.2%
Basell AF SCA (B-/B3)
	$19,250,000	8.375 (c)	08/15/15	15,015,000
EUR	5,000,000	8.375	08/15/15	5,389,285
Compass Minerals International, Inc. (B)(e)
	$7,750,000	12.000	06/01/13	7,982,500
Equistar Chemicals LP (B+/B3)
	2,000,000	7.550	02/15/26	1,375,000

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
Ferro Corp. (B+/B1)
	$3,250,000	9.125%		01/01/09	$3,315,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B/B3)
	11,250,000	9.750		11/15/14	12,037,500
Huntsman International LLC (B/B2)
	3,000,000	7.875		11/15/14	3,172,500
Ineos Group Holdings PLC (B-/B3)
EUR	16,000,000	7.875		02/15/16	17,007,839
	$12,570,000	8.500	(c)	02/15/16	10,103,138
Invista (BB-/Ba3)(c)
	6,325,000	9.250		05/01/12	6,483,125
KRATON Polymers LLC/Capital Corp. (CCC+/B3)
	7,975,000	8.125		01/15/14	7,257,250
MacDermid, Inc. (CCC+/Caa1)(c)
	7,500,000	9.500		04/15/17	6,450,000
Momentive Performance Materials, Inc. (B-/B3)
	10,750,000	9.750		12/01/14	9,728,750
	4,000,000	10.125	(d)	12/01/14	3,430,000
Momentive Performance Materials, Inc. (CCC+/Caa2)
	8,000,000	11.500		12/01/16	6,250,000
Rhodia S.A. (B/B1)(a)
EUR	6,000,000	7.326		10/15/13	8,139,678
Rockwood Specialties Group, Inc. (B/B3)
	$290,000	7.500		11/15/14	280,575
EUR	13,250,000	7.625		11/15/14	17,137,926
SPCM SA (B/B3)
	2,875,000	8.250		06/15/13	3,846,834
The Mosaic Co. (BB/Ba1)(c)
	$1,125,000	7.625		12/01/14	1,205,156
	3,385,000	7.875		12/01/16	3,655,800

					149,262,856

Conglomerates — 1.3%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,682,500
Bombardier, Inc. (BB/Ba2)(c)
	6,750,000	6.750		05/01/12	6,901,875
	3,000,000	8.000		11/15/14	3,135,000
EUR	2,000,000	7.250		11/15/16	2,839,596
Invensys PLC (B+/B2)(c)
	$1,463,000	9.875		03/15/11	1,556,266
Park-Ohio Industries, Inc. (B-/B3)
	5,000,000	8.375		11/15/14	4,075,000
Polypore, Inc. (CCC+/Caa1)
EUR	12,250,000	8.750		05/15/12	15,296,055
Trimas Corp. (B-/B3)
	$5,401,000	9.875		06/15/12	4,914,910

					45,401,202

Consumer Products — Household & Leisure — 2.7%
Affinion Group, Inc. (B-/B2)
	6,500,000	10.125		10/15/13	6,500,000
Affinion Group, Inc. (B-/Caa1)
	4,500,000	11.500		10/15/15	4,162,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — (continued)
Ames True Temper (CCC-/Caa3)
	$3,750,000	10.000%		07/15/12	$1,809,375
Easton-Bell Sports, Inc. (CCC+/B3)
	3,500,000	8.375		10/01/12	2,983,750
Elizabeth Arden, Inc. (B/B1)
	395,000	7.750		01/15/14	376,238
FTD Group, Inc. (B-/B3)
	3,859,000	7.750		02/15/14	3,473,100
Harry & David Holdings, Inc. (B-/B3)
	3,110,000	9.000		03/01/13	2,767,900
Jarden Corp. (B-/B3)
	8,750,000	7.500		05/01/17	7,481,250
Safilo Capital International S.A. (B/B2)
EUR	7,150,000	9.625		05/15/13	10,364,152
Sealy Mattress Co. (B/B2)
	$7,000,000	8.250		06/15/14	6,090,000
Simmons Bedding Co. (CCC+/B2)
	3,000,000	7.875		01/15/14	2,520,000
Simmons Bedding Co. (CCC+/B3)(e)
	4,500,000	10.000		12/15/14	2,992,500
Solo Cup Co. (CCC-/Caa2)
	6,500,000	8.500		02/15/14	5,313,750
Spectrum Brands, Inc. (CCC-/Caa3)
	5,000,000	11.500	(d)	10/02/13	4,200,000
	13,500,000	7.375		02/01/15	9,450,000
Visant Corp. (B-/B1)
	7,000,000	7.625		10/01/12	6,921,250
Visant Holding Corp. (B-/B3)
	11,250,000	8.750		12/01/13	10,856,250
	9,250,000	10.250	(e)	12/01/13	8,533,125

					96,795,140

Consumer Products — Industrial — 0.8%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(e)
	7,000,000	10.670		05/15/13	6,860,000
Johnsondiversey, Inc. (CCC+/B3)
EUR	6,785,000	9.625		05/15/12	9,784,637
	$4,005,000	9.625		05/15/12	4,005,000
Norcross Safety Products (B-/B2)
	5,000,000	9.875		08/15/11	5,137,500
Safety Products Holdings, Inc. Series B (B-/B3)(d)
	2,108,856	11.750		01/01/12	2,172,121

					27,959,258

Consumer Products — Non Durable — 1.7%
Chattem, Inc. (B/B2)
	2,655,000	7.000		03/01/14	2,568,712
Constellation Brands, Inc. (B/B2)
	1,522,000	8.125		01/15/12	1,529,610
Constellation Brands, Inc. (BB-/Ba3)
	2,000,000	7.250		09/01/16	1,905,000
	7,500,000	7.250		05/15/17	7,143,750
Del Laboratories, Inc. (Caa2)
	8,750,000	8.000		02/01/12	9,012,500
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250		04/15/12	2,094,750

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Non Durable — (continued)
Reddy Ice Holdings, Inc. (B-/B3)(e)
	$3,750,000	10.500%	11/01/12	$3,553,125
Sally Holdings LLC (CCC+/B3)
	13,250,000	9.250	11/15/14	12,653,750
Sally Holdings LLC (CCC+/Caa1)
	16,750,000	10.500	11/15/16	14,740,000
Yankee Acquisition Corp. (CCC+/B3)
	3,000,000	8.500	02/15/15	2,602,500
Yankee Acquisition Corp. (CCC+/Caa1)
	2,250,000	9.750	02/15/17	1,833,750

				59,637,447

Defense — 1.0%
Alliant Techsystems, Inc. (B+/B1)
	6,250,000	6.750	04/01/16	6,031,250
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	1,987,500
DRS Technologies, Inc. (B/B3)
	3,250,000	6.875	11/01/13	3,193,125
	3,750,000	7.625	02/01/18	3,731,250
DRS Technologies, Inc. (B+/B1)
	1,475,000	6.625	02/01/16	1,445,500
L-3 Communications Corp. (BB+/Ba3)
	2,500,000	6.125	07/15/13	2,462,500
	5,250,000	6.125	01/15/14	5,171,250
	3,000,000	5.875	01/15/15	2,910,000
	9,350,000	6.375	10/15/15	9,256,500

				36,188,875

Energy — Coal — 0.7%
Arch Western Finance LLC (BB-/B1)
	4,670,000	6.750	07/01/13	4,518,225
Foundation PA Coal Co. (B/Ba3)
	275,000	7.250	08/01/14	271,219
Massey Energy Co. (B+/B2)
	6,500,000	6.875	12/15/13	6,175,000
New World Resources BV (B/B3)
EUR	3,500,000	7.375	05/15/15	4,058,689
Peabody Energy Corp. (BB/Ba1)
	$4,000,000	6.875	03/15/13	3,970,000
	1,000,000	5.875	04/15/16	930,000
	4,000,000	7.375	11/01/16	4,070,000

				23,993,133

Energy — Exploration & Production — 2.6%
Chesapeake Energy Corp. (BB/Ba3)
	5,250,000	6.375	06/15/15	5,092,500
	6,530,000	6.625	01/15/16	6,383,075
	9,750,000	6.875	01/15/16	9,701,250
EUR	625,000	6.250	01/15/17	826,976
	$11,250,000	6.500	08/15/17	10,884,375
Cimarex Energy Co. (BB-/B1)
	5,000,000	7.125	05/01/17	4,912,500
Encore Acquisition Co. (B/B1)
	8,250,000	6.000	07/15/15	7,455,938
	3,000,000	7.250	12/01/17	2,872,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Energy — Exploration & Production — (continued)
EXCO Resources, Inc. (B-/Caa1)
$4,000,000	7.250%	01/15/11	$3,800,000
KCS Energy, Inc. (B/B3)
2,375,000	7.125	04/01/12	2,256,250
Newfield Exploration Co. (BB-/Ba3)
6,000,000	6.625	04/15/16	5,925,000
OPTI Canada, Inc. (BB+/B1)(c)
8,000,000	7.875	12/15/14	7,590,000
Plains Exploration & Production Co. (BB-/B1)
5,000,000	7.750	06/15/15	5,018,750
4,000,000	7.000	03/15/17	3,780,000
Quicksilver Resources, Inc. (B/B1)
6,000,000	7.125	04/01/16	5,820,000
Range Resources Corp. (B+/Ba3)
3,750,000	6.375	03/15/15	3,693,750
Southwestern Energy Co. (BB+/Ba2)(c)
3,000,000	7.500	02/01/18	3,078,750
Whiting Petroleum Corp. (B/B1)
2,500,000	7.250	05/01/13	2,456,250
2,500,000	7.000	02/01/14	2,450,000

			93,997,864

Energy — Refining(c) — 0.2%
Petroplus Finance Ltd. (BB-/B1)
2,500,000	6.750	05/01/14	2,300,000
6,500,000	7.000	05/01/17	5,898,750

			8,198,750

Energy — Services — 0.4%
Compagnie Generale de Geophysique-Veritas (BB-/Ba3)
3,500,000	7.500	05/15/15	3,447,500
Helix Energy Solutions Group, Inc. (B+/B3)(c)
4,250,000	9.500	01/15/16	4,313,750
Key Energy Services, Inc. (B/B1)(c)
5,875,000	8.375	12/01/14	5,963,125
Seitel, Inc. (B-/B3)
2,000,000	9.750	02/15/14	1,660,000

			15,384,375

Entertainment & Leisure — 0.8%
AMC Entertainment, Inc. (B-/Ba3)
1,875,000	8.625	08/15/12	1,889,063
AMC Entertainment, Inc. (CCC+/B2)
4,250,000	11.000	02/01/16	4,228,750
Festival Fun Parks LLC (B3)
3,375,000	10.875	04/15/14	3,645,000
HRP Myrtle Beach Operations LLC (B+/B2)(a)(c)
1,750,000	9.894	04/01/12	1,575,000
Universal City Development Partners (B-/B1)
8,750,000	11.750	04/01/10	9,034,375
Universal City Florida Holding Co. (B-/B3)
1,125,000	8.375	05/01/10	1,119,375
WMG Acquisition Corp. (B/B3)
5,625,000	7.375	04/15/14	4,401,562

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — (continued)
WMG Holdings Corp. (B/B3)(e)
	$4,550,000	9.500%	12/15/14	$2,513,875

				28,407,000

Environmental — 1.0%
Allied Waste North America, Inc. (BB+/B1)
	2,000,000	6.500	11/15/10	1,985,000
	3,875,000	6.375	04/15/11	3,826,563
	4,000,000	7.875	04/15/13	4,065,000
	3,000,000	6.125	02/15/14	2,865,000
	8,250,000	7.250	03/15/15	8,146,875
	3,305,000	7.125	05/15/16	3,276,081
Allied Waste North America, Inc. Series B (BB+/B1)
	4,500,000	6.875	06/01/17	4,353,750
Waste Services (CCC+/Caa1)
	6,250,000	9.500	04/15/14	5,828,125
WCA Waste Corp. (B-/B3)
	2,000,000	9.250	06/15/14	2,025,000

				36,371,394

Finance — 1.6%
ETrade Financial Corp. (B/Ba3)
	4,000,000	7.375	09/15/13	3,060,000
General Motors Acceptance Corp. (BB+/B1)
EUR	1,500,000	4.750	09/14/09	1,979,280
	$3,000,000	7.250	03/02/11	2,702,020
	21,160,000	6.875	09/15/11	18,481,962
	6,000,000	6.750	12/01/14	4,917,099
	13,785,000	8.000	11/01/31	11,372,625
GMAC Canada Ltd. (BB+/B1)
GBP	500,000	6.625	12/17/10	790,448
GMAC LLC (BB+/B1)
EUR	4,000,000	5.750	09/27/10	4,982,869
NCO Group, Inc. (B-/Caa1)
	$7,250,000	11.875	11/15/14	6,760,625
Nuveen Investments, Inc. (B-/B3)(c)
	1,500,000	10.500	11/15/15	1,447,500

				56,494,428

Finance Insurance(c) — 0.1%
HUB International Holdings, Inc. (CCC+/B3)
	6,250,000	9.000	12/15/14	5,062,500

Food — 1.5%
Dean Foods Co. (B/B3)
	8,000,000	7.000	06/01/16	7,260,000
Dole Food Co. (B-/Caa1)
	5,013,000	8.625	05/01/09	4,674,623
	3,000,000	7.250	06/15/10	2,670,000
	3,000,000	8.875	03/15/11	2,677,500
Foodcorp Ltd. (B+/B2)
EUR	6,625,000	8.875	06/15/12	6,697,580
Michael Foods, Inc. (B-/B3)
	$4,500,000	8.000	11/15/13	4,410,000
Pinnacle Foods Finance LLC (CCC/Caa2)(c)
	17,750,000	9.250	04/01/15	15,265,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Food — (continued)
Pinnacle Foods Finance LLC (CCC/Caa2)(c)
	$11,500,000	10.625%	04/01/17	$9,430,000

				53,084,703

Gaming — 6.6%
Boyd Gaming Corp. (B+/B1)
	3,000,000	6.750	04/15/14	2,610,000
	1,000,000	7.125	02/01/16	867,500
Buffalo Thunder Development Authority (B/B2)(c)
	2,500,000	9.375	12/15/14	2,087,500
CCM Merger, Inc. (CCC+/B3)(c)
	4,500,000	8.000	08/01/13	4,055,625
Chukchansi Economic Development Authority (BB-/B2)(c)
	4,000,000	8.000	11/15/13	3,840,000
Circus & Eldorado (B/B2)
	3,500,000	10.125	03/01/12	3,605,000
Cirsa Capital Luxembourg SA (B-/B3)
EUR	1,750,000	7.875	07/15/12	2,107,396
Cirsa Finance Luxembourg SA (B/B2)
	6,250,000	8.750	05/15/14	7,712,252
Codere Finance Luxembourg SA (B/B2)
	17,250,000	8.250	06/15/15	22,696,322
Galaxy Entertainment Finance Co. Ltd. (B+/B1)(c)
	$1,500,000	9.875	12/15/12	1,533,750
Harrah’s Operating Co., Inc. (B-/B3)(c)
	5,750,000	10.750	02/01/16	5,203,750
Harrah’s Operating Co., Inc. (B-/Caa1)
	8,375,000	5.625	06/01/15	5,318,125
	8,000,000	6.500	06/01/16	5,130,000
Herbst Gaming, Inc. (CCC+/Caa1)
	2,000,000	8.125	06/01/12	790,000
Indianapolis Downs LLC & Capital Corp. (B/B3)(c)
	2,250,000	11.000	11/01/12	2,070,000
Isle of Capri Casinos, Inc. (B/B3)
	3,250,000	7.000	03/01/14	2,502,500
Mandalay Resort Group (B+/B1)
	2,000,000	9.375	02/15/10	2,060,000
Mashantucket Pequot Tribe (BB+/Ba1)(c)
	4,000,000	8.500	11/15/15	3,825,000
MGM Mirage, Inc. (B+/B1)
	5,125,000	8.375	02/01/11	5,240,313
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.500	09/15/10	2,070,000
	1,000,000	6.750	09/01/12	966,250
	7,375,000	6.750	04/01/13	6,969,375
	2,000,000	5.875	02/27/14	1,810,000
	20,625,000	6.625	07/15/15	19,026,563
	8,500,000	7.500	06/01/16	8,181,250
	1,750,000	7.625	01/15/17	1,697,500
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.250	08/01/17	2,910,156
Mohegan Tribal Gaming Authority (B/Ba2)
	3,000,000	8.000	04/01/12	2,932,500
	1,305,000	7.125	08/15/14	1,200,600
MTR Gaming Group, Inc. (B/B2)
	3,000,000	9.750	04/01/10	2,955,000

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Park Place Entertainment Corp. (B-/Caa1)
	$5,000,000	7.875%		03/15/10	$4,712,500
	2,500,000	8.125		05/15/11	2,175,000
Peermont Global Ltd. (B/B3)
EUR	14,000,000	7.750		04/30/14	16,755,101
Penn National Gaming, Inc. (B+/B1)
	$3,000,000	6.750		03/01/15	3,000,000
Pinnacle Entertainment, Inc. (B-/B3)
	4,750,000	8.250		03/15/12	4,583,750
	1,500,000	8.750		10/01/13	1,466,250
	6,250,000	7.500	(c)	06/15/15	4,937,500
Pokagon Gaming Authority (B/B3)(c)
	2,000,000	10.375		06/15/14	2,100,000
River Rock Entertainment (B+/B2)
	2,500,000	9.750		11/01/11	2,581,250
San Pasqual Casino (BB-/B2)(c)
	2,375,000	8.000		09/15/13	2,256,250
Seneca Gaming Corp. (BB/Ba2)
	550,000	7.250		05/01/12	532,125
Shingle Springs Tribal Gaming Authority (B/B3)(c)
	7,750,000	9.375		06/15/15	7,071,875
Snoqualmie Entertainment Authority (B/B3)(c)
	5,000,000	9.125		02/01/15	4,650,000
Station Casinos, Inc. (B/B2)
	2,000,000	6.000		04/01/12	1,750,000
	1,750,000	7.750		08/15/16	1,544,375
Station Casinos, Inc. (B-/Caa1)
	12,500,000	6.500		02/01/14	8,640,625
	17,600,000	6.875		03/01/16	11,968,000
Tropicana Entertainment LLC (CC/Caa3)
	4,500,000	9.625		12/15/14	2,700,000
Turning Stone Casino Resort Enterprise (B+/B1)(c)
	2,950,000	9.125		09/15/14	2,920,500
Wynn Las Vegas LLC (BBB-/Ba2)
	14,000,000	6.625		12/01/14	13,492,500
	2,500,000	6.625	(c)	12/01/14	2,409,375

					236,221,203

Health Care — Medical Products — 2.2%
Accellent, Inc. (CCC+/Caa3)
	9,000,000	10.500		12/01/13	7,155,000
Advanced Medical Optics, Inc. (B-/B2)
	4,780,000	7.500		05/01/17	4,063,000
Bausch & Lomb, Inc. (B-/Caa1)(c)
	11,000,000	9.875		11/01/15	11,137,500
Fisher Scientific International, Inc. (BBB/Baa3)
	2,250,000	6.125		07/01/15	2,259,873
Fresenius (BB-/Ba3)(c)
	6,625,000	6.875		07/15/17	6,732,849
PTS Acquisition Corp. (B-/Caa1)
	22,250,000	9.500	(c)(d)	04/15/15	18,912,500
EUR	3,250,000	9.750		04/15/17	3,140,652
ReAble Therapeutics Finance LLC (CCC+/Caa1)(c)
	$8,250,000	10.875		11/15/14	7,878,750

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Medical Products — (continued)
The Cooper Companies, Inc. (BB-/Ba3)
$1,250,000	7.125%	02/15/15	$1,190,625
Varietal Distribution (CCC+/Caa1)(c)(d)
19,500,000	10.250	07/15/15	17,745,000

			80,215,749

Health Care — Pharmaceutical — 0.5%
Angiotech Pharmaceuticals, Inc. (CCC/Caa1)
5,000,000	7.750	04/01/14	3,850,000
Elan Finance PLC/Elan Finance Corp. (B/B3)
6,000,000	7.750	11/15/11	5,640,000
1,500,000	8.875	12/01/13	1,436,250
Warner Chilcott Corp. (B-/B3)
5,731,000	8.750	02/01/15	5,845,620

			16,771,870

Health Care — Services — 4.0%
Alliance Imaging, Inc. (B-/B3)
4,000,000	7.250	12/15/12	3,810,000
Community Health Systems, Inc. (B-/B3)
17,000,000	8.875	07/15/15	17,255,000
CRC Health Corp. (CCC+/Caa1)
2,750,000	10.750	02/01/16	2,756,875
DaVita, Inc. (B/B2)
5,500,000	7.250	03/15/15	5,500,000
HCA, Inc. (B-/Caa1)
2,065,000	6.950	05/01/12	1,961,750
925,000	6.300	10/01/12	846,375
12,000,000	6.250	02/15/13	10,740,000
5,920,000	6.750	07/15/13	5,328,000
8,750,000	6.375	01/15/15	7,481,250
4,000,000	6.500	02/15/16	3,400,000
HCA, Inc. (BB-/B2)
3,000,000	9.125	11/15/14	3,120,000
13,000,000	9.250	11/15/16	13,682,500
12,650,000	9.625 (d)	11/15/16	13,409,000
Psychiatric Solutions, Inc. (B-/B3)
2,220,000	7.750	07/15/15	2,197,800
Select Medical Corp. (CCC+/B3)
6,250,000	7.625	02/01/15	5,203,125
Senior Housing Properties Trust (BB+/Ba1)
1,950,000	7.875	04/15/15	1,989,000
Tenet Healthcare Corp. (CCC+/Caa1)
2,500,000	6.375	12/01/11	2,300,000
3,500,000	6.500	06/01/12	3,097,500
9,250,000	7.375	02/01/13	8,163,125
3,000,000	9.875	07/01/14	2,850,000
2,000,000	9.250	02/01/15	1,850,000
U.S. Oncology, Inc. (CCC+/B2)
5,175,000	9.000	08/15/12	5,071,500
U.S. Oncology, Inc. (CCC+/B3)
1,875,000	10.750	08/15/14	1,832,812
United Surgical Partners International, Inc. (CCC+/Caa1)
5,000,000	8.875	05/01/17	4,875,000
Universal Hospital Services, Inc. (B+/B3)(d)
1,750,000	8.500	06/01/15	1,758,750

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
Vanguard Health Holding Co. I (CCC+/Caa1)(e)
$3,500,000	11.250%	10/01/15	$2,502,500
Vanguard Health Holding Co. II (CCC+/Caa1)
8,000,000	9.000	10/01/14	7,560,000
Ventas Realty LP (BBB-/Ba1)
2,000,000	9.000	05/01/12	2,160,000

			142,701,862

Home Construction — 0.3%
K. Hovnanian Enterprises, Inc. (B+/B2)
1,000,000	6.250	01/15/15	690,000
3,450,000	7.500	05/15/16	2,466,750
4,000,000	8.625	01/15/17	2,960,000
Kimball Hill, Inc. (CCC-/Ca)
2,250,000	10.500	12/15/12	371,250
Meritage Homes Corp. (BB/B1)
4,750,000	6.250	03/15/15	3,325,000

			9,813,000

Lodging — 0.5%
Gaylord Entertainment Co. (B-/B3)
4,325,000	8.000	11/15/13	3,979,000
Host Hotels & Resorts LP (BB)
3,000,000	6.875	11/01/14	2,947,500
Host Marriott LP (BB/Ba1)
7,750,000	7.125	11/01/13	7,750,000
3,125,000	6.375	03/15/15	2,992,187

			17,668,687

Machinery — 0.3%
Case New Holland, Inc. (BB+/Ba3)
3,000,000	7.125	03/01/14	2,992,500
Douglas Dynamics LLC (B-/B3)(c)
750,000	7.750	01/15/12	639,375
Dresser-Rand Group, Inc. (B/B1)
6,024,000	7.375	11/01/14	5,888,460

			9,520,335

Media — 0.8%
DIRECTV Holdings LLC (BB-/Ba3)
4,500,000	8.375	03/15/13	4,657,500
1,500,000	6.375	06/15/15	1,413,750
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375	10/01/11	5,431,250
4,250,000	7.000	10/01/13	4,260,625
5,150,000	7.125	02/01/16	5,156,437
Lamar Media Corp. (B/Ba3)
4,750,000	7.250 (c)	01/01/13	4,664,375
4,500,000	6.625	08/15/15	4,286,250

			29,870,187

Media — Broadcasting & Radio — 1.9%
AMFM, Inc. (B-/Baa3)
3,000,000	8.000	11/01/08	3,109,465
Bonten Media Acquisition Co. (CCC+/Caa1)(c)(d)
3,500,000	9.000	06/01/15	2,905,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Media — Broadcasting & Radio — (continued)
Clear Channel Communications, Inc. (B-/Baa3)
	$3,625,000	6.250%	03/15/11	$3,244,375
	5,500,000	5.750	01/15/13	4,585,625
	9,000,000	5.500	09/15/14	6,840,000
	5,750,000	5.500	12/15/16	4,154,375
CMP Susquehanna Corp. (CCC/Caa1)
	6,750,000	9.875	05/15/14	4,691,250
Liberty Media LLC (BB+/Ba2)
	2,120,000	8.250	02/01/30	1,930,375
LIN Television Corp. (B-/B1)
	8,750,000	6.500	05/15/13	8,268,750
Local TV Finance LLC (CCC+/Caa1)(c)(d)
	5,000,000	9.250	06/15/15	4,375,000
Radio One, Inc. (CCC+/B3)
	2,250,000	6.375	02/15/13	1,752,188
Sinclair Broadcast Group, Inc. (B/Ba3)
	836,000	8.000	03/15/12	848,540
Univision Communications, Inc. (CCC+/B3)(c)(d)
	29,500,000	9.750	03/15/15	21,977,500

				68,682,443

Media — Cable — 3.1%
Adelphia Communications Corp.(f)
	2,000,000	10.250	06/15/49	135,000
Atlantic Broadband Finance LLC (CCC+/Caa1)
	3,250,000	9.375	01/15/14	2,925,000
Cablevision Systems Corp. (B+/B2)
	7,875,000	8.000	04/15/12	7,579,687
CCH I Holdings LLC (CCC/Caa2)
	13,585,000	11.000	10/01/15	9,679,312
CCH I Holdings LLC (CCC/Caa3)
	2,500,000	9.920	04/01/14	1,262,500
	5,500,000	11.750 (e)	05/15/14	2,970,000
Charter Communications Holdings II (CCC/Caa1)
	7,125,000	10.250	09/15/10	6,768,750
Charter Communications Operating LLC/Capital (B+/B2)(c)
	580,000	8.375	04/30/14	552,450
CSC Holdings, Inc. (B+/B1)
	8,250,000	8.125	07/15/09	8,394,375
	1,250,000	8.125	08/15/09	1,262,500
	5,000,000	6.750	04/15/12	4,712,500
CSC Holdings, Inc. Series B (B+/B1)
	2,000,000	7.625	04/01/11	1,980,000
Frontier Vision(f)
	2,000,000	11.000	10/15/49	—
Kabel Deutschland GmbH (B-/B2)
	5,750,000	10.625	07/01/14	5,829,063
Mediacom LLC (B-/B3)
	3,560,000	9.500	01/15/13	3,168,400
Ono Finance II (CCC+/B3)
EUR	11,500,000	8.000	05/16/14	13,057,865
Ono Finance PLC (CCC+/B3)
	4,250,000	10.500	05/15/14	5,149,555
Rainbow National Services LLC (B+/B1)(c)
	$200,000	8.750	09/01/12	202,250

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Rainbow National Services LLC (B+/B2)(c)
	$1,909,000	10.375%	09/01/14	$2,028,313
UPC Holding BV (B-/B3)
EUR	6,000,000	7.750	01/15/14	8,206,580
	9,500,000	8.625	01/15/14	13,417,461
	6,000,000	8.000	11/01/16	7,961,274
Virgin Media Finance PLC (B-/B2)
GBP	2,250,000	9.750	04/15/14	3,892,586

				111,135,421

Media — Diversified — 0.6%
CanWest MediaWorks, Inc. (CCC+/B3)
	$8,000,000	8.000	09/15/12	7,600,000
Quebecor Media, Inc. (B/B2)(c)
	6,785,000	7.750	03/15/16	6,276,125
Rogers Wireless Communications, Inc. (BB+/Ba1)
	5,000,000	8.000	12/15/12	5,112,500
Rogers Wireless Communications, Inc. (BBB-/Baa3)
	2,000,000	7.500	03/15/15	2,165,000
Videotron Ltee (B+/Ba1)
	375,000	6.875	01/15/14	362,812

				21,516,437

Metals — 1.6%
AK Steel Corp. (BB-/B1)
	8,000,000	7.750	06/15/12	7,960,000
Aleris International, Inc. (B-/B3)(d)
	8,500,000	9.000	12/15/14	6,587,500
Aleris International, Inc. (B-/Caa1)
	16,250,000	10.000	12/15/16	11,456,250
Freeport-McMoRan Copper & Gold, Inc. (BB/Ba3)
	500,000	8.250	04/01/15	525,000
	5,000,000	8.375	04/01/17	5,287,500
GrafTech Finance, Inc. (B/B2)
	3,674,000	10.250	02/15/12	3,793,405
Novelis, Inc. (B/B3)
	13,000,000	7.250	02/15/15	11,992,500
Steel Dynamics, Inc. (BB+/Ba2)(c)
	7,000,000	7.375	11/01/12	6,965,000
Tube City IMS Corp. (B-/B3)
	3,000,000	9.750	02/01/15	2,707,500

				57,274,655

Packaging — 3.8%
Ball Corp. (BB/Ba1)
	50,000	6.875	12/15/12	50,500
Berry Plastics Holding Corp. (B/Caa1)
	10,000,000	8.875	09/15/14	8,875,000
Berry Plastics Holding Corp. (CCC+/Caa2)
	8,000,000	10.250	03/01/16	6,000,000
Beverage Packaging Holdings II SA/Luxembourg (B+/B2)
EUR	7,750,000	8.000	12/15/16	8,900,683
Beverage Packaging Holdings II SA/Luxembourg (B-/B3)
	16,000,000	9.500	06/15/17	13,796,569

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Consol Specialty Glass Ltd. (BB-/B1)
EUR	7,000,000	7.625%	04/15/14	$8,325,516
Crown Americas LLC (B/B1)
	$8,445,000	7.750	11/15/15	8,613,900
Gerresheimer Holdings GMBH (B+/B2)
EUR	4,650,000	7.875	03/01/15	6,913,151
Graham Packaging Co., Inc. (CCC+/Caa1)
	$22,000,000	9.875	10/15/14	18,590,000
Graphic Packaging International, Inc. (B-/B3)
	15,000,000	9.500	08/15/13	14,137,500
Impress Holdings BV (B-/B3)
EUR	14,000,000	9.250	09/15/14	18,420,204
Impress Holdings BV (BB-/Ba3)(a)
	1,000,000	7.701	09/15/13	1,338,029
Owens Brockway Glass Container (Ba2)
	$7,032,000	8.875	02/15/09	7,032,000
Owens Brockway Glass Container (B/B3)
	2,500,000	8.250	05/15/13	2,593,750
	1,000,000	6.750	12/01/14	995,000
EUR	750,000	6.750	12/01/14	964,496
Plastipak Holdings, Inc. (B/B3)(c)
	$1,165,000	8.500	12/15/15	1,112,575
Pliant Corp. (CCC/Caa1)
	1,000,000	11.125	09/01/09	815,000
Pregis Corp. (CCC+/Caa1)
	6,750,000	12.375	10/15/13	6,766,875
Stichting Participatie Impress Cooperatieve UA(d)
EUR	891,756	17.000	09/29/49	1,385,433
Tekni-Plex, Inc. (CC/Caa1)
	$2,500,000	10.875	08/15/12	2,600,000

				138,226,181

Paper — 2.5%
Ainsworth Lumber Co. Ltd. (CCC+/Caa1)
	3,625,000	7.250	10/01/12	2,283,750
	1,750,000	6.750	03/15/14	1,050,000
Boise Cascade LLC (B+/B2)
	6,000,000	7.125	10/15/14	5,745,000
Catalyst Paper Corp. (B/B2)
	3,250,000	8.625	06/15/11	2,738,125
	1,500,000	7.375	03/01/14	1,128,750
Georgia-Pacific Corp. (B/B2)
	8,500,000	8.125	05/15/11	8,563,750
	1,000,000	9.500	12/01/11	1,037,500
	1,500,000	7.700	06/15/15	1,455,000
	1,250,000	8.000	01/15/24	1,143,750
	2,750,000	7.750	11/15/29	2,433,750
Georgia-Pacific Corp. (B/Ba3)(c)
	8,250,000	7.000	01/15/15	7,981,875
	8,125,000	7.125	01/15/17	7,881,250
Jefferson Smurfit Corp. (B-/B3)
	6,000,000	8.250	10/01/12	5,760,000
	1,750,000	7.500	06/01/13	1,623,125
JSG Funding PLC (B/B2)
	2,250,000	7.750	04/01/15	2,058,750

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Paper — (continued)
NewPage Corp. (B-/B2)
	$8,000,000	10.000%		05/01/12	$8,040,000
Smurfit Kappa Funding PLC (B/B2)
EUR	7,500,000	7.750		04/01/15	9,477,708
Smurfit-Stone Container Enterprises, Inc. (B-/B3)
	$8,500,000	8.000		03/15/17	7,862,500
Stone Container Finance (B-/B3)
	2,250,000	7.375		07/15/14	2,053,125
Verso Paper Holdings LLC, Inc. (B+/B2)
	5,000,000	9.125		08/01/14	4,887,500
Verso Paper Holdings LLC, Inc. (CCC+/B3)
	5,000,000	11.375		08/01/16	4,750,000

					89,955,208

Printing — 0.2%
SGS International, Inc. (B-/B3)
	4,750,000	12.000		12/15/13	4,708,438
Valassis Communications, Inc. (B-/B3)
	5,000,000	8.250		03/01/15	4,150,000

					8,858,438

Publishing — 4.2%
Dex Media West Finance Co. (B/Ba3)
	300,000	8.500		08/15/10	304,500
Dex Media West LLC (B/B1)
	6,744,000	9.875		08/15/13	6,912,600
Dex Media, Inc. (B/B2)
	1,250,000	8.000		11/15/13	1,143,750
	12,750,000	9.000	(e)	11/15/13	11,347,500
Idearc, Inc. (B+/B2)
	13,500,000	8.000		11/15/16	12,150,000
Lighthouse International Co. SA (B/B2)
EUR	10,750,000	8.000		04/30/14	15,302,781
Morris Publishing Group LLC (B/B1)
	$4,500,000	7.000		08/01/13	2,992,500
Nielsen Finance LLC Co. (CCC+/Caa1)
	17,000,000	10.000		08/01/14	17,297,500
	20,000,000	12.500	(e)	08/01/16	14,150,000
RH Donnelley Corp. (B/B3)
	7,000,000	6.875		01/15/13	5,950,000
	11,000,000	8.875		01/15/16	9,460,000
The Nielsen Co. (CCC+/Caa1)(e)
EUR	10,000,000	11.125		08/01/16	8,697,191
TL Acquisitions, Inc. (CCC+/Caa1)(c)
	$19,750,000	10.500		01/15/15	18,071,250
Truvo Subsidiary Corp. (CCC+/Caa1)
EUR	20,250,000	8.500		12/01/14	25,439,282

					149,218,854

Real Estate — 0.5%
Castle HoldCo Ltd. (B/B2)(a)
GBP	2,000,000	9.163		05/15/14	2,764,084
Castle HoldCo Ltd. (CCC+/Caa1)
	2,500,000	9.875		05/15/15	2,485,688

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Real Estate — (continued)
Fontainebleau Las Vegas Holdings Corp. LLC (CCC+/Caa1)(c)
	$5,000,000	10.250%		06/15/15	$3,750,000
Realogy Corp. (CCC+/Caa1)(c)
	7,000,000	10.500		04/15/14	5,057,500
	2,750,000	11.000	(d)	04/15/14	1,828,750
Realogy Corp. (CCC+/Caa2)(c)
	5,000,000	12.375		04/15/15	2,975,000

					18,861,022

Restaurants — 0.5%
Landry’s Restaurants, Inc. (CCC+/B3)(b)
	11,150,000	9.500		12/15/14	10,745,812
OSI Restaurant Partners, Inc. (CCC+/Caa1)(c)
	8,750,000	10.000		06/15/15	5,468,750
Seminole Hard Rock Entertainment, Inc. (BB/B1)(a)(c)
	3,325,000	7.491		03/15/14	3,017,438

					19,232,000

Retailers — 1.6%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000		04/15/14	663,050
Burlington Coat Factory Warehouse Corp. (CCC+/B3)
	2,750,000	11.125		04/15/14	2,145,000
Claire’s Stores, Inc. (CCC+/Caa1)(c)
	2,000,000	9.250		06/01/15	1,350,000
	3,000,000	9.625	(d)	06/01/15	1,710,000
Claire’s Stores, Inc. (CCC+/Caa2)(c)
	3,750,000	10.500		06/01/17	1,762,500
Edcon Proprietary Ltd. (BB-/B2)(a)
EUR	12,750,000	8.198		06/15/14	12,321,020
Michaels Stores, Inc. (CCC/B2)
	$9,500,000	10.000		11/01/14	8,514,375
Michaels Stores, Inc. (CCC/Caa1)
	11,500,000	11.375		11/01/16	9,329,375
Neiman-Marcus Group, Inc. (B/B2)(d)
	7,000,000	9.000		10/15/15	6,982,500
Neiman-Marcus Group, Inc. (B/B3)
	14,500,000	10.375		10/15/15	14,427,500

					59,205,320

Retailers — Food & Drug — 0.7%
Ahold Lease USA, Inc. (BBB-/Baa3)(e)
	856,392	7.820		01/02/20	913,128
	2,000,000	8.620		01/02/25	2,312,500
Ingles Markets, Inc. (B/B3)
	4,615,000	8.875		12/01/11	4,695,763
Rite Aid Corp. (BB-/B3)
	1,250,000	7.500		01/15/15	1,100,000
	4,500,000	7.500		03/01/17	3,836,250
Rite Aid Corp. (CCC+/Caa1)
	3,625,000	9.375		12/15/15	2,755,000
	7,000,000	9.500		06/15/17	5,276,250
Supervalu, Inc. (B/B1)
	5,000,000	7.500		11/15/14	5,068,750

					25,957,641

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Services Cyclical — Business Services — 1.4%
ACCO Brands Corp. (B/B2)
	$7,500,000	7.625%	08/15/15	$6,356,250
Carlson Wagonlit BV (B-/B2)(a)
EUR	8,000,000	10.353	05/01/15	10,109,555
Cornell Co., Inc. (B/B2)
	$1,500,000	10.750	07/01/12	1,563,750
Corrections Corp. of America (BB/Ba2)
	2,000,000	7.500	05/01/11	2,015,000
	625,000	6.750	01/31/14	628,125
Iron Mountain, Inc. (B/B3)
	4,000,000	8.625	04/01/13	4,040,000
	1,500,000	6.625	01/01/16	1,428,750
Savcio Holdings Ltd. (B+/B2)
EUR	2,000,000	8.000	02/15/13	2,646,325
West Corp. (B-/Caa1)
	$10,000,000	9.500	10/15/14	9,300,000
	15,000,000	11.000	10/15/16	13,668,750

				51,756,505

Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	1,500,000	6.750	04/01/16	1,466,250
	2,000,000	7.000	06/15/17	1,960,000

				3,426,250

Services Cyclical — Rental Equipment — 1.6%
Ahern Rentals, Inc. (B+/B3)
	3,000,000	9.250	08/15/13	2,445,000
Ashtead Capital, Inc. (B/B1)(c)
	3,000,000	9.000	08/15/16	2,512,500
Ashtead Holdings PLC (B/B1)(c)
	2,000,000	8.625	08/01/15	1,650,000
Avis Budget Car Rental (BB-/Ba3)
	955,000	7.625	05/15/14	880,988
Hertz Corp. (B/B1)
EUR	1,000,000	7.875	01/01/14	1,263,694
	$11,475,000	8.875	01/01/14	11,159,437
Hertz Corp. (B/B2)
	10,000,000	10.500	01/01/16	9,625,000
Neff Corp. (B-/Caa2)
	3,500,000	10.000	06/01/15	1,645,000
RSC Equipment Rental, Inc. (B-/Caa1)
	15,320,000	9.500	12/01/14	13,022,000
United Rentals North America, Inc. (B/B3)
	7,000,000	7.750	11/15/13	5,748,750
	5,750,000	7.000	02/15/14	4,607,188
United Rentals North America, Inc. (B+/B1)
	4,000,000	6.500	02/15/12	3,670,000

				58,229,557

Technology — Hardware — 2.6%
Avago Technologies (B/Caa1)
	6,250,000	11.875	12/01/15	6,796,875
Avago Technologies Finance Corp. (BB-/B2)
	11,500,000	10.125	12/01/13	12,017,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Technology — Hardware — (continued)
Freescale Semiconductor, Inc. (B-/B2)
	$4,750,000	8.875%		12/15/14	$3,883,125
	13,575,000	9.125	(d)	12/15/14	10,283,063
Freescale Semiconductor, Inc. (B-/B3)
	12,500,000	10.125		12/15/16	8,968,750
Lucent Technologies, Inc. (B+/Ba3)
	4,000,000	5.500		11/15/08	3,950,000
	11,000,000	6.450		03/15/29	8,882,500
Nortel Networks Corp. (B-/B3)
	750,000	4.250		09/01/08	741,361
Nortel Networks Ltd. (B-/B3)(c)
	4,750,000	10.125		07/15/13	4,750,000
	2,000,000	10.750		07/15/16	2,010,000
NXP BV/NXP Funding LLC (B-/B3)
EUR	4,500,000	8.625		10/15/15	4,984,159
	$10,005,000	9.500		10/15/15	8,804,400
NXP BV/NXP Funding LLC (BB-/Ba3)
	400,000	7.008	(a)	10/15/13	334,000
	4,625,000	7.875		10/15/14	4,272,344
Spansion, Inc. (B/Caa1)(c)
	8,625,000	11.250		01/15/16	6,037,500
Xerox Corp. (BBB-/Baa2)
EUR	2,000,000	9.750		01/15/09	3,068,577
	$2,250,000	9.750		01/15/09	2,350,689
	2,000,000	7.625		06/15/13	2,076,885

					94,211,728

Technology — Software/Services — 2.8%
First Data Corp. (B-/B3)(c)
	20,500,000	9.875		09/24/15	18,091,250
Sabre Holdings Corp. (B-/Caa1)
	10,000,000	8.350		03/15/16	8,100,000
Serena Software, Inc. (CCC+/Caa1)
	5,000,000	10.375		03/15/16	4,837,500
Sungard Data Systems, Inc. (B-/Caa1)
	13,615,000	9.125		08/15/13	13,819,225
	26,625,000	10.250		08/15/15	26,591,718
Travelport, Inc. (CCC+/B3)
EUR	2,000,000	9.401	(a)(b)	09/01/14	2,348,985
	$15,500,000	9.875		09/01/14	14,996,250
Travelport, Inc. (CCC+/Caa1)
EUR	375,000	10.875	(b)	09/01/16	451,585
	$11,000,000	11.875		09/01/16	10,463,750

					99,700,263

Telecommunications — 1.8%
Citizens Communications Co. (BB+/Ba2)
	7,125,000	9.250		05/15/11	7,570,312
	755,000	9.000		08/15/31	721,025
Level 3 Financing, Inc. (CCC+/Caa1)
	10,000,000	9.250		11/01/14	8,675,000
Nordic Telephone Co. Holdings (B/B2)
EUR	11,625,000	8.250		05/01/16	16,418,735
	$8,750,000	8.875	(c)	05/01/16	8,837,500
Qwest Capital Funding, Inc. (B+/B1)
	750,000	7.000		08/03/09	745,313
	6,750,000	7.900		08/15/10	6,758,437

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
Qwest Communications International, Inc. (B+/Ba3)
	$2,500,000	7.500%		02/15/14	$2,475,000
Qwest Corp. (BBB-/Ba1)
	4,000,000	8.875		03/15/12	4,245,000
	1,450,000	7.500		10/01/14	1,459,063
Windstream Corp. (BB-/Ba3)
	6,165,000	8.625		08/01/16	6,396,187
	2,200,000	7.000		03/15/19	2,076,250

					66,377,822

Telecommunications — Cellular — 3.3%
Alamosa Delaware, Inc. (BBB-/Baa3)
	1,500,000	8.500		01/31/12	1,556,397
American Tower Corp. (BB+/Ba1)
	5,000,000	7.125		10/15/12	5,137,500
	2,750,000	7.000	(c)	10/15/17	2,722,500
Centennial Cellular Communications (CCC+/B2)
	1,500,000	10.125		06/15/13	1,530,000
Digicel Group Ltd. (Caa2)(c)
	12,000,000	8.875		01/15/15	10,620,000
	7,573,000	9.125	(d)	01/15/15	6,597,976
Digicel Group Ltd. (B3)(c)
	3,750,000	9.250		09/01/12	3,778,125
Hellas Telecommunications III (CCC+/B3)
EUR	7,125,000	8.500		10/15/13	9,957,168
Hellas Telecommunications Luxembourg II (CCC+/Caa1)(a)
	10,000,000	10.576		01/15/15	11,744,924
Nextel Communications, Inc. (BBB-/Baa3)
	$3,000,000	5.950		03/15/14	2,701,653
	14,000,000	7.375		08/01/15	12,631,980
Orascom Telecom Finance SCA (B-/B2)(c)
	17,250,000	7.875		02/08/14	16,128,750
Rural Cellular Corp. (CCC/B3)
	4,000,000	9.875		02/01/10	4,130,000
Wind Acquisition Finance SA (B/B2)
EUR	7,000,000	9.750		12/01/15	10,562,998
	$16,750,000	10.750	(c)	12/01/15	17,231,563

					117,031,534

Telecommunications — Satellites — 1.3%
Inmarsat Finance II PLC (B+/B1)(e)
	6,000,000	10.375		11/15/12	5,850,000
Inmarsat Finance PLC (B+/Ba3)
	1,232,000	7.625		06/30/12	1,268,960
Intelsat Bermuda Ltd. (B/B3)
	2,750,000	9.250		06/15/16	2,743,125
Intelsat Bermuda Ltd. (B-/Caa2)
	5,000,000	11.250		06/15/16	5,025,000
Intelsat Bermuda Ltd. (B-/Caa3)
	1,000,000	6.500		11/01/13	660,000
Intelsat Bermuda Ltd. (Caa1)(a)
	2,400,000	10.829		06/15/13	2,460,000
Intelsat Corp. (B-/B3)
	1,500,000	9.000		06/15/16	1,494,375

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Satellites — (continued)
Intelsat Ltd. (B-/Caa1)(e)
	$8,665,000	9.250%	02/01/15	$7,148,625
Intelsat Ltd. (B-/Caa3)
	9,000,000	7.625	04/15/12	6,840,000
Intelsat Subsidiary Holding Co. Ltd. (B/B3)
	4,375,000	8.250	01/15/13	4,353,125
	2,500,000	8.625	01/15/15	2,500,000
PanAmSat Corp. (B-/B3)
	5,258,000	9.000	08/15/14	5,218,565

				45,561,775

Textiles & Apparel — 0.5%
Oxford Industries, Inc. (B/B1)
	3,500,000	8.875	06/01/11	3,421,250
Perry Ellis International, Inc. (B-/B3)
	1,225,000	8.875	09/15/13	1,179,062
Phillips-Van Heusen Co. (BB+/Ba3)
	210,000	7.250	02/15/11	210,788
	325,000	8.125	05/01/13	331,500
Propex Fabrics, Inc. (D/WR)(f)
	2,500,000	10.000	12/01/12	243,750
Quiksilver, Inc. (B+/Ba3)
	11,250,000	6.875	04/15/15	8,789,062
Warnaco, Inc. (BB-/B1)
	2,000,000	8.875	06/15/13	2,040,000

				16,215,412

Tobacco — 0.2%
Alliance One International, Inc. (B/B2)
	1,500,000	8.500	05/15/12	1,395,000
	6,000,000	11.000	05/15/12	6,120,000

				7,515,000

Transportation — 0.1%
Stena AB (BB-/Ba3)
	1,000,000	7.500	11/01/13	988,750
EUR	3,000,000	6.125	02/01/17	3,545,778

				4,534,528

Utilities — Distribution — 0.7%
AmeriGas Partners L.P. (B1)
	$2,275,000	7.250	05/20/15	2,246,562
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (B1)
	6,750,000	7.125	05/20/16	6,581,250
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	429,240
Inergy LP/Inergy Finance Corp. (B+/B1)
	3,550,000	6.875	12/15/14	3,443,500
	3,000,000	8.250	03/01/16	3,067,500
Sabine Pass LNG LP (BB/Ba3)
	300,000	7.250	11/30/13	285,000
	6,000,000	7.500	11/30/16	5,655,000
Suburban Propane Partners LP (B-/B1)
	4,170,000	6.875	12/15/13	4,055,325

				25,763,377

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Electric — 4.0%
AES Corp. (B/B1)
$5,250,000	9.500%	06/01/09	$5,381,250
5,250,000	9.375	09/15/10	5,486,250
5,250,000	7.750	10/15/15	5,328,750
4,000,000	8.000	10/15/17	4,120,000
Allegheny Energy Supply Co. LLC (BB+/Ba1)(c)
5,000,000	8.250	04/15/12	5,337,500
Calpine Corp. (D)(c)(f)
1,250,000	8.500	07/15/10	1,339,063
3,000,000	8.750	07/15/13	3,217,500
2,750,000	9.875	12/01/11	2,897,813
Dynegy Holdings, Inc. (B-/B2)
3,000,000	8.750	02/15/12	3,022,500
2,500,000	7.500	06/01/15	2,350,000
4,000,000	8.375	05/01/16	3,900,000
1,500,000	7.125	05/15/18	1,321,875
7,000,000	7.750	06/01/19	6,405,000
Edison Mission Energy (BB-/B1)
2,000,000	7.500	06/15/13	2,050,000
3,000,000	7.750	06/15/16	3,075,000
10,000,000	7.000	05/15/17	9,762,500
6,000,000	7.200	05/15/19	5,880,000
Elwood Energy LLC (BB/Ba1)
2,215,260	8.159	07/05/26	2,170,955
Intergen NV (BB-/Ba3)(c)
5,000,000	9.000	06/30/17	5,225,000
Ipalco Enterprises, Inc. (BB-/Ba1)
1,500,000	8.625	11/14/11	1,582,500
Midwest Generation LLC (BB+/Baa3)
526,087	8.300	07/02/09	533,978
4,174,001	8.560	01/02/16	4,476,616
Mirant Americas Generation LLC (B-/B3)
8,000,000	8.300	05/01/11	8,080,000
Mirant Mid-Atlantic LLC (BB/Ba1)
2,236,320	9.125	06/30/17	2,448,770
Mirant North America LLC (B-/B1)
6,290,000	7.375	12/31/13	6,313,587
NRG Energy, Inc. (B/B1)
8,000,000	7.250	02/01/14	7,820,000
16,000,000	7.375	02/01/16	15,480,000
6,000,000	7.375	01/15/17	5,812,500
Orion Power Holdings, Inc. (B/B2)
2,000,000	12.000	05/01/10	2,175,000
Reliant Energy, Inc. (B-/B3)
8,500,000	7.875	06/15/17	8,308,750
South Point Energy Center LLC (WR)(c)(f)
625,580	8.400	05/30/12	624,016

			141,926,673

Utilities — Pipelines — 2.0%
El Paso Corp. (BB-/Ba3)
4,500,000	7.000	06/15/17	4,561,875
El Paso Natural Gas Co. (BB/Baa3)
2,875,000	8.625	01/15/22	3,492,246
2,375,000	7.500	11/15/26	2,548,099
4,250,000	8.375	06/15/32	4,952,917

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (B/B2)
$6,750,000	8.500%	07/15/16	$6,783,750
Regency Energy Partners (B/B1)
3,916,000	8.375	12/15/13	3,984,530
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350	02/15/31	3,117,312
3,000,000	8.000	03/01/32	3,363,487
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750	03/01/16	960,000
Targa Resources, Inc. (CCC+/B3)
6,750,000	8.500	11/01/13	6,260,625
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000	10/15/28	2,997,876
3,750,000	8.375	06/15/32	4,345,704
1,500,000	7.625	04/01/37	1,614,675
The Williams Cos., Inc. (BB+/Baa3)
6,500,000	8.125	03/15/12	7,117,500
3,000,000	7.625	07/15/19	3,240,000
11,000,000	7.875	09/01/21	12,141,250
1,000,000	7.500	01/15/31	1,067,500

			72,549,346

TOTAL CORPORATE BONDS			$3,243,411,356

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.1%
Lucent Technologies Capital Trust I
1,000	7.750%	03/15/17	$806,000
Pliant Corp.(d)
2,796	13.000	09/01/09	531,240
Spanish Broadcasting Systems, Inc.(b)(d)
2,994	10.750	10/15/13	2,874,240

TOTAL PREFERRED STOCKS			$4,211,480

Shares	Description	Value
Common Stocks(f) — 0.3%
1,996,917	Adelphia Recovery Trust Series ACC-1	$119,815
24,334	Axiohm Transaction Solutions, Inc.	243
538	General Chemical Industrial Product, Inc.	149,860
195,700	Huntsman Corp.	4,743,768
8,366	iPCS, Inc.	215,257
11,243	Mattress Discounters	—
1,656	Nycomed	25
567,500	Parmalat SpA(c)	2,029,210
351	Pliant Corp.	4
33,975	Polymer Group, Inc.	577,575
2,500	Port Townsend Holdings Co., Inc.	1,125,000
20,372	Smurfit Kappa Funding PLC	275,612

Shares	Description	Value
Common Stocks — (continued)
958	Time Warner Cable, Inc.	$24,103
103,389	Viasystems Group, Inc.	982,195

TOTAL COMMON STOCKS		$10,242,667

	Expiration
Units	Date	Value
Warrants(f) — 0.0%
APPChina Group Ltd.
2,731	03/15/10	$—
Avecia Group PLC (Ordinary)(c)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(c)
40,000	01/01/10	400
General Chemical Industrial Product, Inc. Series A
311	04/30/11	—
General Chemical Industrial Product, Inc. Series B
231	04/30/11	—
Merrill Corp. Class A(c)
1,500	05/01/09	15
Parmalat SpA(c)
650	12/31/15	2,334

TOTAL WARRANTS		$3,149

Shares	Description	Value
Special Purpose Entity — 0.0%
526,991	Adelphia Recovery Trust	$14,598

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 90.7%		$3,257,883,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 7.6%
Joint Repurchase Agreement Account II
$271,500,000	2.988%	02/01/08	$271,500,000
Maturity Value: $271,522,535

TOTAL INVESTMENTS — 98.3%			$3,529,383,250

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			59,334,340

NET ASSETS — 100.0%			$3,588,717,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
DEM	= German Mark
EUR	= Euro
GBP	= British Pound

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $482,550,559, which represents approximately 13.5% of net assets as of January 31, 2008.
(d) Pay-in-kind securities.
(e) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(f) Security is currently in default/non-income producing.
(g) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service, and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Euro	Purchase	02/14/08	$34,608,779	$35,033,127	$424,348
British Pound	Sale	02/14/08	18,147,498	17,291,883	855,615

TOTAL					$1,279,963

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Euro	Sale	02/14/08	$557,658,985	$564,513,683	$(6,854,698)
Euro	Purchase	02/14/08	18,263,572	18,225,978	(37,594)

TOTAL					$(6,892,292)

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,789,761,637

Gross unrealized gain	54,335,325
Gross unrealized loss	(314,713,712)

Net unrealized security loss	$(260,378,387)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Sovereign Debt Obligations — 81.6%
Argentina — 10.1%
Republic of Argentina(a)
ARS	3,672,516	2.000%		01/03/10	$1,092,909
	1,761,097	2.000		02/04/18	411,191
EUR	3,300,000	1.262		12/15/35	502,876
	$2,300,000	1.318		12/15/35	293,250
ARS	27,200,000	1.383		12/15/35	809,626
EUR	645,640	2.260	(b)	12/31/38	335,955
Republic of Argentina (B+)
	$1,750,000	7.000		03/28/11	1,697,500
	7,410,000	7.000	(a)	09/12/13	6,574,111
ARS	30,733,892	2.000	(a)	01/03/16	7,872,295
	$6,430,000	2.500	(b)	12/31/38	2,588,075
Republic of Argentina (B+/B3)(a)
	7,453,125	5.389		08/03/12	6,540,213

					28,718,001

Brazil — 3.7%
Federal Republic of Brazil (BB+/Ba1)
	7,700,000	6.000		01/17/17	7,854,000
	2,230,000	8.250		01/20/34	2,722,830

					10,576,830

Bulgaria — 0.9%
Republic of Bulgaria (BBB+/Baa3)
	2,100,000	8.250		01/15/15	2,499,000

Colombia — 2.4%
Republic of Colombia (BBB-/Ba2)
	5,280,000	7.375		01/27/17	5,786,880
	830,000	8.375		02/15/27	979,400

					6,766,280

Dominican Republic — 0.4%
Dominican Republic (B+/B2)
	932,310	9.040		01/23/18	1,041,856

Ecuador(b) — 1.5%
Republic of Ecuador (CCC/Caa2)
	4,565,000	10.000		08/15/30	4,405,225

El Salvador — 1.7%
Republic of El Salvador (BB+/Baa3)
	4,080,000	8.250		04/10/32	4,896,000

Gabon(c) — 1.5%
Republic of Gabonese (BB-)
	4,130,000	8.200		12/12/17	4,310,688

Hungary — 2.9%
Hungary Government Bond (BBB+/A2)
HUF	1,448,800,000	7.250		06/12/12	8,277,986

Indonesia — 5.4%
Republic of Indonesia (BB-/Ba3)
	$2,260,000	7.500		01/15/16	2,426,675
	7,440,000	6.625	(c)	02/17/37	6,956,400
	5,650,000	7.750	(c)	01/17/38	5,960,750

					15,343,825

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Iraq — 0.6%
Republic of Iraq
	$2,320,000	5.800%	01/15/28	$1,577,600

Jamaica — 0.5%
Government of Jamaica (B/B1)
	1,003,000	9.000	06/02/15	1,083,240
	250,000	8.000	03/15/39	243,750

				1,326,990

Lebanon(a) — 0.9%
Republic of Lebanon MTN (CCC+)
	2,690,000	8.156	11/30/09	2,669,825

Malaysia — 1.0%
Malaysia (A-/A3)
	2,480,000	7.500	07/15/11	2,805,798

Mexico — 7.1%
Mexican Fixed Rate Bonds (A+/Baa1)
MXN	184,860,000	8.000	12/19/13	17,442,071
United Mexican States (BBB+/Baa1)
	$2,360,000	7.500	04/08/33	2,767,100

				20,209,171

Pakistan — 0.6%
Islamic Republic of Pakistan (B+/B1)(c)
	1,600,000	6.875	06/01/17	1,360,000
Islamic Republic of Pakistan (B1+/B1)
	400,000	6.875	06/01/17	340,000

				1,700,000

Panama — 3.2%
Republic of Panama (BB/Ba1)
	1,720,000	9.375 (d)	04/01/29	2,253,200
	6,692,000	6.700	01/26/36	6,758,920

				9,012,120

Peru — 4.2%
Republic of Peru (BB+/Ba2)
	7,055,000	8.375	05/03/16	8,409,560
	3,420,000	6.550	03/14/37	3,514,050

				11,923,610

Philippines — 4.9%
Republic of Philippines (BB-/B1)
	4,290,000	10.625	03/16/25	6,086,437
Republic of Philippines (B1)
	7,185,000	7.500	09/25/24	7,939,425

				14,025,862

Russia(b) — 9.3%
Russian Federation (BBB+/Baa2)
	22,824,450	7.500	03/31/30	26,305,179

Serbia(b) — 0.8%
Republic of Serbia (BB-)
	2,430,000	3.750	11/01/24	2,247,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Trinidad and Tobago — 1.1%
Trinidad & Tobago (A-/Baa1)
	$2,540,000	5.875	%(c)	05/17/27	$2,495,296
	610,000	5.875		05/17/27	603,900

					3,099,196

Turkey — 6.4%
Republic of Turkey (BB-/Ba3)
	2,500,000	7.000		09/26/16	2,656,250
	3,750,000	6.750		04/03/18	3,871,875
	8,280,000	7.375		02/05/25	8,797,500
	2,630,000	8.000		02/14/34	2,922,587

					18,248,212

Ukraine — 3.2%
Ukraine Government (BB-/B1)
	2,520,000	6.875		03/04/11	2,611,350
	2,480,000	6.385		06/26/12	2,519,928
	1,000,000	6.385	(c)	06/26/12	1,016,100
	3,050,000	6.750		11/14/17	3,065,585

					9,212,963

Uruguay — 4.0%
Republic of Uruguay (B+/B1)
UYU	29,817,920	4.250		04/05/27	1,499,668
Republic of Uruguay (BB-/B1)
	$8,839,587	8.000		11/18/22	9,758,904

					11,258,572

Venezuela — 3.3%
Republic of Venezuela (BB-/B2)
	1,810,000	8.500		10/08/14	1,796,425
	2,390,000	6.000		12/09/20	1,846,275
	5,772,000	7.650		04/21/25	4,987,008
	660,000	9.375		01/13/34	668,250

					9,297,958

TOTAL SOVEREIGN DEBT OBLIGATIONS					$231,756,497

Corporate Obligations — 9.6%
Bermuda — 0.1%
Digicel Group Ltd. (Caa2)
	$300,000	8.875		01/15/15	$266,250

Brazil — 0.3%
Companhia Energetica de Sao Paulo
BRL	968,095	9.750		01/15/15	548,991
RBS — Zero Hora Editora Jornali(BB-)(c)
	800,000	11.250		06/15/17	383,172

					932,163

Colombia(c) — 0.5%
EEB International Ltd. (BB)
	$690,000	8.750		10/31/14	696,038

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Obligations — (continued)
Colombia(c) — (continued)
TGI International Ltd. (BB)
	$760,000	9.500%		10/03/17	$765,080

					1,461,118

Cyprus(c) — 0.3%
Alfaru MTN Markets for ABH Financial Ltd. (BB/Ba1)
	900,000	8.200		06/25/12	855,000

Dominican Republic(c) — 0.2%
Cerveceria Nacional Dominicana (B+/Ba3)
	360,000	16.000	(a)	03/27/12	346,320
	166,000	8.000		03/27/14	168,490

					514,810

Luxembourg — 3.0%
Gaz Capital for Gazprom(BBB/A3)(c)
	1,000,000	6.212		11/22/16	977,000
VTB Capital SA (BBB+/A2)
	2,090,000	5.494	(a)	08/01/08	2,063,352
	5,440,000	6.609	(c)	10/31/12	5,417,537

					8,457,889

Netherlands — 1.8%
CenterCredit International BV (BB-/Ba1)
KZT	232,000,000	8.250		09/30/11	1,466,583
Majapahit Holding BV (BB-/Ba3)
	$1,780,000	7.750		10/17/16	1,739,254
	360,000	7.875		06/29/37	332,599
	1,310,000	7.875	(c)	06/29/37	1,176,162
TuranAlem Finance BV(BB/Ba1)(a)
	450,000	5.269		01/22/09	425,250

					5,139,848

Russia(c) — 0.2%
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)
	540,000	7.175		05/16/13	554,175

Trinidad and Tobago(c) — 0.3%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	980,000	6.050		01/15/36	941,479

Ukraine — 0.3%
Nak Naftogaz Ukrainy (Ba3)
	800,000	8.125		09/30/09	787,000

United Kingdom(c) — 0.4%
UK SPV Credit Finance PLC (Ba2)
	1,300,000	8.000		02/06/12	1,149,525

Venezuela — 2.2%
Petroleos de Venezuela SA (BB-)
	2,550,000	5.250		04/12/17	1,880,625
	6,940,000	5.375		04/12/27	4,268,100

					6,148,725

TOTAL CORPORATE OBLIGATIONS					$27,207,982

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Credit Linked Notes — 2.2%
Brazil — 2.2%
Federal Republic of Brazil Inflation Linked
	$2,203,450	13.000%	03/08/10	$2,114,210
BRL	2,700,000	6.000	05/19/15	2,385,026
	$443,768	6.000	05/16/17	474,477
BRL	1,000,000	6.000	05/17/45	1,321,700

TOTAL CREDIT LINKED NOTES				$6,295,413

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 93.4%				$265,259,892

Repurchase Agreement(e) — 4.6%
United States — 4.6%
Joint Repurchase Agreement Account II
	$13,100,000	2.988%	02/01/08	$13,100,000
Maturity Value: $13,101,087

TOTAL INVESTMENTS — 98.0%				$278,359,892

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%				5,668,071

NET ASSETS — 100.0%				$284,027,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*   The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
ARS	= Argentine Peso
BRL	= Brazilian Dollar
EUR	= Euro
HUF	= Hungarian Forint
KZT	= Kazakhstan Tenge
MXN	= Mexican Peso
UYU	= Uruguayan Peso
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2008.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $35,529,212, which represents approximately 12.5% of net assets as of January 31, 2008.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
MTN	— Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	02/06/08	$13,859,440	$13,967,965	$108,525
Brazilian Real	Sale	02/06/08	5,860,810	5,854,146	6,664
Philippine Peso	Purchase	04/24/08	2,902,881	2,905,980	3,099

TOTAL					$118,288

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	02/06/08	$7,946,476	$8,113,819	$(167,343)
Brazilian Real	Sale	05/15/08	784,907	797,344	(12,437)
Euro	Sale	02/26/08	662,995	673,045	(10,050)
Indian Rupee	Purchase	04/24/08	2,701,314	2,694,254	(7,060)
Mexican Peso	Sale	04/15/08	16,664,648	16,816,610	(151,962)
South Korean Won	Purchase	04/24/08	2,601,254	2,596,853	(4,401)

TOTAL					$(353,253)

SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Upfront
	Notional			Payments	Payments	Payments
	Amount		Termination	received by	made by	received by the	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Fund	Gain (Loss)

JPMorgan Securities, Inc.	USD	2,500	06/18/13(a)	3 month LIBOR	4.500%	$(41,202)	$(53,568)
	BRL	29,000	01/04/10	10.780%	Brazilian Interbank Deposit Average	—	(25,572)
		10,000	01/04/10	11.950	Brazilian Interbank Deposit Average	—	(52,703)
		28,500	01/04/10	11.650	Brazilian Interbank Deposit Average	—	56,177

TOTAL						$(41,202)	$(75,666)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2008.
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate
		Amount	Paid by	Termination	Unrealized
Swap Counterparty	Referenced Obligation	(000s)	Fund	Date	Loss

Protection Purchased:
JPMorgan Securities, Inc.	Republic of Argentina 8.28%, 12/31/33	$3,000	(4.850)%	09/20/12	$(81,562)

Currency Legend:
BRL — Brazilian Real
USD — U.S. Dollar

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
January 31, 2008(Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
Investment Abbreviations:
LIBOR — London Interbank Offered Rate
TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$276,809,192

Gross unrealized gain	6,711,753
Gross unrealized loss	(5,161,053)

Net unrealized security gain	$1,550,700

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities where permissible in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool-stipulated characteristics on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which they may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a future may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security, or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to risk that the counterparty may default on its obligations, which could result in a loss to a Fund.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

High Yield	$271,500,000

Emerging Markets Debt	13,100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	2.98%	02/01/08	$3,000,248,333

Banc of America Securities LLC	3,950,000,000	3.00	02/01/08	3,950,329,167

Barclays Capital PLC	4,500,000,000	3.00	02/01/08	4,500,375,000

Bear Stearns	250,000,000	2.99	02/01/08	250,020,764

Citigroup Global Markets, Inc.	3,000,000,000	2.98	02/01/08	3,000,248,333

Credit Suisse Securities (USA) LLC	1,150,000,000	2.95	02/01/08	1,150,094,236

Deutsche Bank Securities, Inc	6,000,000,000	3.00	02/01/08	6,000,500,000

Greenwich Capital Markets	1,250,000,000	3.00	02/01/08	1,250,104,167

Merrill Lynch	2,500,000,000	2.98	02/01/08	2,500,206,944

UBS Securities LLC	4,500,000,000	2.92	02/01/08	4,500,365,000

UBS Securities LLC	380,000,000	3.60	02/01/08	380,038,000

TOTAL				$30,482,529,944

At January 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.400% to 5.125%, due 06/13/08 to 06/15/10; Federal Home Loan Mortgage Corp, 4.000% to 9.000%, due 03/01/08 to 01/01/48 and Federal National Mortgage Association, 3.000% to 10.000%, due 03/14/08 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $31,165,159,976.
Securities Lending — The Funds may lend their securities through a securities lending agent, State Street Securities Finance (“SSSF). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, in accordance with the Funds’ valuation policies or, if applicable, by the valuation procedures established by the Trust’s Board of Trustees, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio. The Portfolio is a registered 2(a)-7 money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program and is managed consistently with the objectives of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency contracts, futures contracts, swaps contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as a realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains on the Statement of Operations.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (CPIU). The adjustments to principal due to inflation are reflected as interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.